UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05202
BNY Mellon Investment Funds IV, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Bond Market Index Fund
BNY Mellon Institutional S&P 500 Stock Index Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Bond Market Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class I – DBIRX
This annual shareholder report contains important information about BNY Mellon Bond Market Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$15	0.15%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 6.10%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 6.16% for the same period.
What affected the Fund’s performance?
  The U.S. bond market advanced during the reporting period, with all areas producing positive returns supported by attractive income levels, falling Treasury yields, easing inflation and expectations for Federal Reserve rate cuts.
  The strongest-performing areas included U.S. mortgages, securitized issues and financial corporates.
  The weakest-performing areas included U.S. Treasury securities and utility and industrial corporates.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	6.10%	-0.39%	1.72%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$480	2,574	$704,451	181.20%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)

Government
49.0%
Mortgage Securities
25.9%
Financial
7.8%
Investment Companies
5.8%
Consumer, Non-cyclical
4.5%
Utilities
2.4%
Industrial
1.9%
Communications
1.9%
Technology
1.9%
Consumer, Cyclical
1.7%
Energy
1.7%
Net Other Assets and Liabilities
-4.5%

Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
45.1%
U.S. Government Agencies Mortgage-Backed - Long
26.4%
Corporate Bonds and Notes
25.4%
Investment Companies
5.8%
Foreign Governmental
1.5%
U.S. Government Agencies Collateralized Municipal-Backed
0.8%
Commercial Mortgage-Backed
0.8%
Municipal Securities
0.6%
U.S. Government Agencies Obligations
0.6%
Asset-Backed Securities
0.3%
U.S. Government Agencies Mortgage-Backed - Short
-2.1%
Net Other Assets and Liabilities
-5.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0710AR1025

BNY Mellon Bond Market Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Investor Shares – DBMIX
This annual shareholder report contains important information about BNY Mellon Bond Market Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$41	0.40%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Investor Shares returned 5.72%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 6.16% for the same period.
What affected the Fund’s performance?
  The U.S. bond market advanced during the reporting period, with all areas producing positive returns supported by attractive income levels, falling Treasury yields, easing inflation and expectations for Federal Reserve rate cuts.
  The strongest-performing areas included U.S. mortgages, securitized issues and financial corporates.
  The weakest-performing areas included U.S. Treasury securities and utility and industrial corporates.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	5.72%	-0.65%	1.46%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$480	2,574	$704,451	181.20%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0310AR1025

BNY Mellon Institutional S&P 500 Stock Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class I – DSPIX
This annual shareholder report contains important information about BNY Mellon Institutional S&P 500 Stock Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$22	0.20%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 21.18%.
  In comparison, the S&P 500® Index (the “Index”) returned 21.45% for the same period.
What affected the Fund’s performance?
  The U.S. large-cap market advanced during the reporting period, supported by strong earnings growth, heavy investment in artificial intelligence and infrastructure, and resilient consumer and business spending. U.S. stocks generally advanced during the reporting period, supported by moderating inflation, relatively low unemployment and a positive corporate backdrop amid Federal Reserve rate-cut expectations.
  Large-cap stocks outperformed their mid- and small-cap counterparts, reflecting continued investor preference for multinational companies with strong balance sheets and diversified revenue streams.
  Relatively strong-performing areas included information technology, communication services and consumer discretionary, driven by robust results from the Magnificent Seven and other large-cap technology firms.
  Relatively weak-performing areas included materials, real estate and health care.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	21.18%	17.39%	14.41%
S&P 500® Index	21.45%	17.64%	14.63%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,565	505	$3,006,545	2.69%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology 35.8%
Financials 12.7%
Consumer Discretionary 10.4%
Communication Services 10.0%
Health Care 8.9%
Industrials 8.1%
Consumer Staples 4.6%
Energy 2.8%
Utilities 2.3%
Real Estate 1.8%
Materials 1.7%
Net Other Assets and Liabilities 0.9%

How has the Fund changed?
  Effective November 14, 2025, the fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated February 28, 2025 as supplemented on November 14, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0713AR1025

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $115,600 in 2024 and $79,400 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $17,200 in 2024 and $12,300 in 2025. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2024 and $0 in 2025. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $5,102,266 in 2024 and $5,175,452 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Bond Market Index Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
I	DBIRX
Investor	DBMIX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Bond Market Index Fund
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5%
Aerospace & Defense — .6%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.42	11/15/2035	100,000	98,117
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	129,586
General Electric Co., Sr. Unscd. Notes	4.30	7/29/2030	100,000	100,780
General Electric Co., Sr. Unscd. Notes	4.35	5/1/2050	100,000	87,365
General Electric Co., Sr. Unscd. Notes	4.90	1/29/2036	100,000	101,903
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	104,221
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.05	4/27/2045	100,000	96,718
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	217,710
Lockheed Martin Corp., Sr. Unscd. Notes	5.00	8/15/2035	100,000	102,154
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	131,457
Northrop Grumman Corp., Sr. Unscd. Notes	4.70	3/15/2033	100,000	100,925
RTX Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	108,534
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	210,291
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	93,367
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	75,000	82,458
RTX Corp., Sr. Unscd. Notes	6.40	3/15/2054	75,000	84,357
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	158,000
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	163,271
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	92,731
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	257,225
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	100,000	99,487
				2,620,657
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	80,000	61,706
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	200,000	143,220
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	150,000	152,300
Altria Group, Inc., Gtd. Notes	5.25	8/6/2035	100,000	100,901
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	43,000	42,591
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	165,462
BAT Capital Corp., Gtd. Notes	5.63	8/15/2035	100,000	103,927
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	100,000	95,830
Bunge Ltd. Finance Corp., Gtd. Notes	4.20	9/17/2029	200,000	199,855
Bunge Ltd. Finance Corp., Gtd. Notes	4.55	8/4/2030	100,000	100,830
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	150,000	134,807
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	150,000	153,073
				1,454,502
Airlines — .1%
American Airlines Pass-Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	311,705	306,418
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	223,185	198,536
Southwest Airlines Co., Sr. Unscd. Notes	5.13	6/15/2027	125,000	126,352
				631,306
Asset-Backed Certificates/Auto Receivables — .2%
Ford Credit Floorplan Master Owner Trust, Ser. 2018-4, Cl. A	4.06	11/15/2030	200,000	200,054
Hyundai Auto Receivables Trust, Ser. 2024-B, Cl. A3	4.84	3/15/2029	100,000	100,969
Mercedes-Benz Auto Lease Trust, Ser. 2025-A, Cl. A4	4.69	2/18/2031	150,000	152,398
Mercedes-Benz Auto Receivables Trust, Ser. 2025-1, Cl. A4	4.92	4/15/2031	100,000	102,428

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Asset-Backed Certificates/Auto Receivables — .2% (continued)
Santander Drive Auto Receivables Trust, Ser. 2025-2, Cl. A3	4.67	8/15/2029	200,000	201,129
Volkswagen Auto Loan Enhanced Trust, Ser. 2025-1, Cl. A4	4.61	7/21/2031	150,000	152,188
				909,166
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	250,000	255,915
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, Cl. A2	1.39	7/15/2030	300,000	281,221
				537,136
Automobiles & Components — .7%
American Honda Finance Corp., Sr. Unscd. Notes	4.50	9/4/2030	200,000	200,545
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	101,083
American Honda Finance Corp., Sr. Unscd. Notes(a)	5.65	11/15/2028	100,000	104,323
Aptiv Swiss Holdings Ltd., Gtd. Notes	5.75	9/13/2054	200,000	194,334
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	62,147
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	100,000	102,806
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.95	5/28/2027	200,000	200,242
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	11/7/2028	200,000	209,026
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	200,000	214,983
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	180,034
General Motors Co., Sr. Unscd. Notes	5.20	4/1/2045	190,000	172,529
General Motors Co., Sr. Unscd. Notes	6.25	4/15/2035	100,000	106,362
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	300,000	286,905
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000	27,019
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.40	5/8/2027	100,000	101,638
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	1/7/2029	100,000	104,203
General Motors Financial Co., Inc., Sr. Unscd. Notes(a)	5.85	4/6/2030	100,000	104,968
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000	184,263
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	200,000	238,133
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	100,000	104,452
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	150,000	132,086
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	200,000	202,931
				3,335,012
Banks — 5.4%
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes	4.36	6/18/2028	250,000	253,085
Banco Santander SA, Sr. Notes	3.80	2/23/2028	400,000	396,080
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	179,250
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	270,000	250,757
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000	112,452
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	107,676
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	109,472
Bank of America Corp., Sr. Unscd. Notes(a)	2.97	7/21/2052	85,000	56,748
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	125,410
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	180,701
Bank of America Corp., Sr. Unscd. Notes	4.98	1/24/2029	100,000	101,797
Bank of America Corp., Sr. Unscd. Notes	5.00	1/21/2044	250,000	244,642
Bank of America Corp., Sr. Unscd. Notes	5.16	1/24/2031	100,000	103,276
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	100,000	104,500
Bank of America Corp., Sr. Unscd. Notes	5.51	1/24/2036	100,000	104,735
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	150,000	160,843
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	312,050
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	187,724

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Banks — 5.4% (continued)
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000	250,184
Bank of Montreal, Sr. Unscd. Notes	4.06	9/22/2028	200,000	199,757
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000	89,744
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000	200,169
Barclays PLC, Sr. Unscd. Notes	5.86	8/11/2046	200,000	207,302
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	200,000	215,623
Citibank NA, Sr. Unscd. Notes	4.88	11/19/2027	250,000	251,775
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	250,000	247,926
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000	53,062
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	99,775
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000	170,996
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000	133,839
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000	70,865
Citigroup, Inc., Sr. Unscd. Notes	4.95	5/7/2031	100,000	102,038
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000	327,435
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000	105,777
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	100,000	89,106
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	100,000	103,957
Citizens Financial Group, Inc., Sr. Unscd. Notes(a)	5.84	1/23/2030	100,000	103,988
Cooperatieve Rabobank UA, Gtd. Notes	5.25	8/4/2045	250,000	240,657
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000	219,300
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000	195,431
First Citizens BancShares, Inc., Sr. Unscd. Notes	5.23	3/12/2031	100,000	101,247
Goldman Sachs Capital I, Ltd. Gtd. Notes	6.35	2/15/2034	100,000	107,169
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000	410,109
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000	311,641
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	250,000	285,233
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.50	1/24/2036	50,000	52,489
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	66,386
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	57,909
JPMorgan Chase & Co., Sr. Unscd. Notes(a)	2.58	4/22/2032	300,000	273,554
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	100,825
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	85,363
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	200,000	173,124
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	303,018
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	100,000	101,356
JPMorgan Chase & Co., Sr. Unscd. Notes	4.81	10/22/2036	50,000	49,860
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000	202,579
JPMorgan Chase & Co., Sr. Unscd. Notes	4.92	1/24/2029	100,000	101,790
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	200,000	202,313
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	100,000	102,448
JPMorgan Chase & Co., Sr. Unscd. Notes	5.04	1/23/2028	100,000	101,060
JPMorgan Chase & Co., Sr. Unscd. Notes	5.14	1/24/2031	100,000	103,347
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	200,000	206,885
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	100,000	103,853
JPMorgan Chase & Co., Sr. Unscd. Notes	5.77	4/22/2035	65,000	69,345
KeyBank NA, Sub. Notes	6.95	2/1/2028	100,000	105,532
KeyCorp, Sr. Unscd. Notes	6.40	3/6/2035	100,000	108,433
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	3.75	2/15/2028	105,000	105,369
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	3.50	8/9/2028	200,000	199,537

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Banks — 5.4% (continued)
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.00	6/28/2027	100,000	100,599
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.13	7/15/2033	200,000	201,890
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.38	3/1/2027	200,000	201,814
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes, Ser. GLOB	3.88	5/15/2028	200,000	201,369
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	3.63	10/8/2030	200,000	199,092
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	4.13	5/28/2030	100,000	101,762
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000	303,049
Lloyds Banking Group PLC, Sr. Unscd. Notes(a)	5.59	11/26/2035	200,000	208,743
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000	200,776
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000	192,627
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000	205,173
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000	306,964
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.42	5/13/2036	200,000	207,593
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.67	5/27/2029	300,000	311,000
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000	328,076
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000	84,966
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	163,849
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000	77,398
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	178,488
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	250,000	220,005
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000	204,167
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	100,000	104,057
Morgan Stanley, Sr. Unscd. Notes	5.66	4/17/2036	200,000	210,673
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000	110,009
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	347,160
Morgan Stanley, Sub. Notes	3.95	4/23/2027	250,000	249,500
Morgan Stanley, Sub. Notes	5.95	1/19/2038	100,000	104,925
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.73	7/18/2031	250,000	253,978
National Australia Bank Ltd., Sr. Unscd. Notes(a)	4.31	6/13/2028	250,000	252,436
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	250,000	260,686
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	200,000	203,899
PNC Bank NA, Sr. Unscd. Notes	4.43	7/21/2028	250,000	251,288
Royal Bank of Canada, Sr. Unscd. Notes(a)	5.15	2/1/2034	100,000	104,344
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000	288,169
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.45	1/11/2027	160,000	158,993
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	200,000	211,058
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes(a)	5.78	7/13/2033	200,000	214,497
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000	208,984
Sumitomo Mitsui Financial Group, Inc., Sub. Notes(a)	6.18	7/13/2043	100,000	109,880
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	250,000	255,209
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	200,000	202,558
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000	200,113
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	150,000	136,167
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000	98,056
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000	107,979
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000	119,312
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000	51,291
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000	148,577
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	200,000	202,194
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	10/21/2036	75,000	74,663

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Banks — 5.4% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	100,000	103,217
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/28/2036	100,000	104,108
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.73	1/28/2056	200,000	207,201
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	100,000	112,182
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	180,000	176,640
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	300,000	307,313
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.68	1/22/2035	100,000	105,663
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.11	10/13/2028	100,000	99,950
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.57	12/17/2026	300,000	301,718
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000	180,452
Truist Financial Corp., Sr. Unscd. Notes	5.07	5/20/2031	100,000	102,422
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	100,000	88,012
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	200,000	201,024
U.S. Bancorp, Sr. Unscd. Notes(a)	5.42	2/12/2036	200,000	207,584
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	100,000	105,450
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000	508,291
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	335,000	335,236
Wells Fargo & Co., Sr. Unscd. Notes(a)	4.89	9/15/2036	200,000	199,963
Wells Fargo & Co., Sr. Unscd. Notes	5.50	1/23/2035	100,000	104,425
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000	105,045
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000	501,458
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000	222,430
Wells Fargo Bank NA, Sr. Unscd. Notes	5.25	12/11/2026	250,000	253,376
Westpac Banking Corp., Sr. Unscd. Notes	5.05	4/16/2029	200,000	206,964
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	100,000	103,124
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	200,000	154,375
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	112,383
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	250,000	265,504
				25,877,243
Beverage Products — .3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	100,000	99,068
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000	97,681
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	5.00	6/15/2034	100,000	103,416
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000	124,686
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	150,000	156,961
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000	187,220
Diageo Capital PLC, Gtd. Notes(a)	5.63	10/5/2033	200,000	212,941
Keurig Dr. Pepper, Inc., Gtd. Notes(a)	4.50	4/15/2052	100,000	81,762
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000	122,715
PepsiCo, Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000	190,540
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000	25,929
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000	115,851
The Coca-Cola Company, Sr. Unscd. Notes	5.20	1/14/2055	100,000	98,287
				1,617,057
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000	33,332
Carrier Global Corp., Sr. Unscd. Notes	6.20	3/15/2054	50,000	55,209
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	100,000	101,891

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Building Materials — .1% (continued)
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	100,000	100,245
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	79,275
				369,952
Chemicals — .3%
DuPont de Nemours, Inc., Sr. Unscd. Notes(b)	4.73	11/15/2028	150,000	152,600
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000	129,485
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000	98,808
LYB International Finance III LLC, Gtd. Notes	6.15	5/15/2035	100,000	103,508
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	200,000	182,227
Nutrien Ltd., Sr. Unscd. Notes	4.50	3/12/2027	100,000	100,514
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	191,000	182,350
The Dow Chemical Company, Sr. Unscd. Notes(a)	3.60	11/15/2050	200,000	135,243
The Dow Chemical Company, Sr. Unscd. Notes	6.30	3/15/2033	100,000	107,049
The Mosaic Company, Sr. Unscd. Notes(a)	5.38	11/15/2028	100,000	103,101
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000	87,084
The Sherwin-Williams Company, Sr. Unscd. Notes	4.55	3/1/2028	100,000	100,914
Westlake Corp., Sr. Unscd. Notes	3.38	8/15/2061	100,000	61,807
				1,544,690
Commercial & Professional Services — .3%
Automatic Data Processing, Inc., Sr. Unscd. Notes	4.75	5/8/2032	100,000	102,528
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	98,064
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	66,563
Moody’s Corp., Sr. Unscd. Notes(a)	2.00	8/19/2031	200,000	176,347
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000	90,615
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000	52,314
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	50,000	47,904
The Georgetown University, Sr. Unscd. Bonds	5.12	4/1/2053	100,000	94,703
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	83,958
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	100,000	74,872
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	39,338
Verisk Analytics, Inc., Sr. Unscd. Notes(a)	5.13	2/15/2036	100,000	100,655
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	100,000	81,658
Yale University, Sr. Unscd. Bonds, Ser. 2025	4.70	4/15/2032	75,000	76,887
				1,186,406
Commercial Mortgage Pass-Through Certificates — .8%
Bank Trust, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	377,343
Bank Trust, Ser. 2020-BN27, Cl. AS	2.55	4/15/2063	150,000	132,257
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	175,690
BBCMS Mortgage Trust, Ser. 2022-C15, Cl. A5	3.66	4/15/2055	300,000	280,088
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	292,747
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	419,756
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.44	5/15/2055	150,000	147,201
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000	246,668
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/10/2052	250,000	234,953
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	185,542
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	494,688
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	600,000	596,653
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	144,506	143,370
				3,726,956

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Consumer Discretionary — .1%
D.R. Horton, Inc., Gtd. Notes(a)	5.00	10/15/2034	100,000	101,195
Hyatt Hotels Corp., Sr. Unscd. Notes	5.38	12/15/2031	100,000	102,467
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	200,000	208,927
Marriott International, Inc., Sr. Unscd. Notes	5.00	10/15/2027	200,000	203,307
				615,896
Consumer Durables & Apparel — .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	100,000	73,156
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	189,145
				262,301
Consumer Staples — .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	150,000	121,153
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	100,000	80,348
Haleon US Capital LLC, Gtd. Notes	3.63	3/24/2032	250,000	236,829
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000	91,503
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	2.60	4/15/2030	150,000	140,159
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	200,000	180,478
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	150,000	132,616
				983,086
Diversified Financials — .8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000	276,029
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.38	12/15/2031	150,000	155,302
Ally Financial, Inc., Sr. Unscd. Notes	5.74	5/15/2029	100,000	102,037
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000	297,365
Apollo Global Management, Inc., Gtd. Notes	5.15	8/12/2035	100,000	100,727
Ares Capital Corp., Sr. Unscd. Bonds(a)	5.80	3/8/2032	150,000	151,776
BlackRock Funding, Inc., Gtd. Notes	5.00	3/14/2034	100,000	103,597
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.25	4/1/2030	100,000	99,624
Blackstone Private Credit Fund, Sr. Unscd. Notes(a)	6.00	11/22/2034	100,000	101,464
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000	193,162
Capital One Financial Corp., Sr. Unscd. Notes	5.20	9/11/2036	100,000	99,380
Golub Capital BDC, Inc., Sr. Unscd. Notes	7.05	12/5/2028	100,000	104,943
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	200,000	135,912
Intercontinental Exchange, Inc., Sr. Unscd. Notes(a)	4.60	3/15/2033	50,000	50,491
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000	61,722
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000	35,940
Lazard Group LLC, Sr. Unscd. Notes	6.00	3/15/2031	100,000	105,889
Legg Mason, Inc., Gtd. Notes	5.63	1/15/2044	100,000	101,206
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	200,000	194,991
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	100,000	80,062
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	103,000	80,738
Nomura Holdings, Inc., Sr. Unscd. Notes	2.17	7/14/2028	300,000	284,151
Nomura Holdings, Inc., Sr. Unscd. Notes	2.33	1/22/2027	200,000	195,495
Nuveen Churchill Direct Lending Corp., Sr. Unscd. Notes	6.65	3/15/2030	50,000	51,456
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	7.10	2/15/2029	100,000	102,905
Sixth Street Lending Partners, Sr. Unscd. Notes	6.50	3/11/2029	150,000	155,636
Sixth Street Specialty Lending, Inc., Sr. Unscd. Notes	6.95	8/14/2028	100,000	105,066
Synchrony Financial, Sr. Unscd. Notes(a)	2.88	10/28/2031	100,000	88,832
The Charles Schwab Corp., Sr. Unscd. Notes(a)	2.90	3/3/2032	200,000	183,027
TPG Operating Group II LP, Gtd. Notes	5.88	3/5/2034	100,000	105,070

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Diversified Financials — .8% (continued)
Visa, Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	78,379
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	43,756
				4,026,130
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	100,000	92,435
Jabil, Inc., Sr. Unscd. Notes	5.45	2/1/2029	100,000	103,275
Keysight Technologies, Inc., Sr. Unscd. Notes	5.35	7/30/2030	100,000	103,953
TD SYNNEX Corp., Sr. Unscd. Notes	4.30	1/17/2029	100,000	99,741
				399,404
Energy — 1.7%
APA Corp., Sr. Unscd. Notes	4.25	1/15/2030	100,000	97,506
APA Corp., Sr. Unscd. Notes	5.35	7/1/2049	100,000	83,139
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	100,000	101,072
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	150,000	149,771
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	100,615
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	101,333
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	200,000	213,690
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	34,000	37,584
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	100,000	69,707
Chevron USA, Inc., Gtd. Notes	4.50	10/15/2032	100,000	101,092
ConocoPhillips Co., Gtd. Notes(a)	5.05	9/15/2033	100,000	103,147
ConocoPhillips Co., Gtd. Notes	5.70	9/15/2063	100,000	99,004
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	100,000	96,103
Diamondback Energy, Inc., Gtd. Notes	5.15	1/30/2030	200,000	205,314
Diamondback Energy, Inc., Gtd. Notes	5.90	4/18/2064	100,000	95,926
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	150,000	167,431
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000	194,105
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	100,000	89,365
Energy Transfer LP, Sr. Unscd. Notes	5.70	4/1/2035	200,000	206,232
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	100,000	105,132
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	94,897
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	100,000	109,341
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	71,599
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	62,922
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000	184,230
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	100,000	104,725
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000	186,077
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	171,111
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	161,066
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	200,000	240,227
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	150,000	157,485
Kinder Morgan, Inc., Gtd. Notes(a)	3.60	2/15/2051	200,000	141,625
Kinder Morgan, Inc., Gtd. Notes(a)	5.00	2/1/2029	400,000	409,097
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	130,754
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000	100,248
MPLX LP, Sr. Unscd. Notes	6.20	9/15/2055	100,000	100,704
Occidental Petroleum Corp., Sr. Unscd. Notes	4.40	4/15/2046	200,000	158,678
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	66,299
ONEOK, Inc., Gtd. Notes	5.05	11/1/2034	100,000	98,611
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	100,000	105,223

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Energy — 1.7% (continued)
ONEOK, Inc., Gtd. Notes	5.85	11/1/2064	100,000	94,443
ONEOK, Inc., Gtd. Notes	6.25	10/15/2055	100,000	100,228
Plains All American Pipeline LP, Sr. Unscd. Notes	5.95	6/15/2035	100,000	104,485
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	100,000	87,626
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.00	3/15/2027	300,000	301,788
Shell Finance US, Inc., Gtd. Notes	2.38	11/7/2029	200,000	188,273
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	100,000	94,780
Shell Finance US, Inc., Gtd. Notes	3.25	4/6/2050	150,000	106,570
Shell Finance US, Inc., Gtd. Notes	4.13	5/11/2035	100,000	96,475
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	4.91	9/1/2027	100,000	100,766
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.03	10/1/2029	100,000	101,072
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	38,534
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	200,000	210,626
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	83,175
The Williams Companies, Inc., Sr. Unscd. Notes(a)	5.30	8/15/2028	100,000	103,040
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	200,000	216,366
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	170,000	161,974
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	36,883
TransCanada PipeLines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	80,816
TransCanada PipeLines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	100,000	119,895
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	182,585
Woodside Finance Ltd., Gtd. Notes	4.90	5/19/2028	100,000	101,506
				7,984,093
Environmental Control — .2%
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	100,000	102,815
Republic Services, Inc., Sr. Unscd. Notes	5.15	3/15/2035	100,000	103,511
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	200,000	204,641
Waste Management, Inc., Gtd. Notes(a)	4.15	7/15/2049	100,000	84,114
Waste Management, Inc., Gtd. Notes	4.63	2/15/2030	100,000	101,884
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	101,267
				698,232
Financials — .0%
The Carlyle Group, Inc., Gtd. Notes	5.05	9/19/2035	100,000	99,169
Food Products — .5%
Conagra Brands, Inc., Sr. Unscd. Notes	4.85	11/1/2028	100,000	101,129
Conagra Brands, Inc., Sr. Unscd. Notes(a)	5.40	11/1/2048	60,000	55,000
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	141,370
General Mills, Inc., Sr. Unscd. Notes	3.00	2/1/2051	150,000	98,732
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000	179,957
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.75	4/1/2033	146,000	152,184
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	100,000	83,601
Kraft Heinz Foods Co., Gtd. Notes(a)	5.20	3/15/2032	200,000	205,313
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	150,000	139,121
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000	129,781
Mondelez International, Inc., Sr. Unscd. Notes	5.13	5/6/2035	100,000	102,170
Pilgrim’s Pride Corp., Gtd. Notes(a)	6.25	7/1/2033	100,000	106,753
Sysco Corp., Gtd. Notes	5.38	9/21/2035	200,000	206,436
The Campbell’s Comapny, Sr. Unscd. Notes	5.40	3/21/2034	100,000	102,773
The Campbell’s Company, Sr. Unscd. Notes	4.15	3/15/2028	80,000	79,920
The Hershey Company, Sr. Unscd. Notes	4.55	2/24/2028	100,000	101,688

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Food Products — .5% (continued)
The Hershey Company, Sr. Unscd. Notes	4.95	2/24/2032	100,000	103,464
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	150,000	149,407
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	100,000	95,109
				2,333,908
Foreign Governmental — 1.5%
Canada, Sr. Unscd. Notes	4.00	3/18/2030	200,000	202,479
Export Development Canada, Govt. Gtd. Bonds	4.00	6/20/2030	100,000	101,160
Export Development Canada, Govt. Gtd. Notes	3.88	2/14/2028	100,000	100,563
Export-Import Bank of Korea, Sr. Unscd. Notes	4.63	1/11/2027	200,000	201,636
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000	307,007
Hungary, Sr. Unscd. Notes, Ser. 30Y	7.63	3/29/2041	300,000	361,746
Indonesia, Sr. Unscd. Bonds	4.90	4/16/2036	200,000	201,081
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000	297,024
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	250,000	186,470
Israel, Sr. Unscd. Notes, Ser. 10Y(a)	5.63	2/19/2035	200,000	210,938
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.00	10/17/2029	300,000	279,757
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000	246,465
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000	209,338
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	350,000	330,435
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	200,687
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000	245,750
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000	156,922
Panama, Sr. Unscd. Notes(a)	6.40	2/14/2035	100,000	105,295
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000	415,011
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000	336,485
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000	204,334
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000	213,996
Poland, Bonds	5.38	2/12/2035	200,000	209,544
Poland, Sr. Unscd. Notes	5.13	9/18/2034	60,000	61,777
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	79,279
Province of Ontario Canada, Unscd. Bonds	4.85	6/11/2035	250,000	258,925
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	100,000	113,277
Province of Quebec Canada, Sr. Unscd. Notes	3.63	4/13/2028	100,000	99,850
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	3/18/2054	75,000	74,200
Republic of Poland, Sr. Unscd. Notes, Ser. 5Y	5.50	11/16/2027	300,000	309,839
The Korea Development Bank, Sr. Unscd. Notes	4.63	2/15/2027	300,000	302,722
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	98,044
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000	366,600
				7,088,636
Health Care — 2.9%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	100,000	96,058
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000	110,865
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	290,000	244,280
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000	185,479
AbbVie, Inc., Sr. Unscd. Notes	4.80	3/15/2027	300,000	303,136
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	100,000	86,963
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	150,000	164,556
Agilent Technologies, Inc., Sr. Unscd. Notes	4.75	9/9/2034	100,000	99,791
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000	65,000
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000	147,595

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Health Care — 2.9% (continued)
Amgen, Inc., Sr. Unscd. Notes(a)	3.00	1/15/2052	200,000	132,968
Amgen, Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000	43,545
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000	87,245
AstraZeneca Finance LLC, Gtd. Notes	4.80	2/26/2027	100,000	101,197
AstraZeneca Finance LLC, Gtd. Notes	5.00	2/26/2034	200,000	206,973
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	100,000	88,442
Banner Health, Unscd. Bonds	2.34	1/1/2030	200,000	185,898
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	200,000	194,021
Becton, Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000	101,084
Biogen, Inc., Sr. Unscd. Bonds	6.45	5/15/2055	100,000	106,692
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	50,658
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	78,000	76,211
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	32,440
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	90,000	89,979
Bristol-Myers Squibb Co., Sr. Unscd. Notes(a)	4.35	11/15/2047	90,000	77,009
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	61,426
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.90	2/22/2027	100,000	101,288
Bristol-Myers Squibb Co., Sr. Unscd. Notes(a)	5.20	2/22/2034	100,000	103,926
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.55	2/22/2054	100,000	99,574
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	200,000	177,225
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	100,000	94,028
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	230,000	214,565
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	190,000	163,160
CommonSpirit Health, Sr. Scd. Notes	5.55	12/1/2054	150,000	147,428
CommonSpirit Health, Sr. Unscd. Notes	4.98	9/1/2035	200,000	199,170
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	75,133
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000	300,438
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	100,000	94,010
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	178,958
CVS Health Corp., Sr. Unscd. Notes	5.55	6/1/2031	100,000	105,020
CVS Health Corp., Sr. Unscd. Notes(a)	6.20	9/15/2055	100,000	102,785
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	100,000	88,524
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	200,000	182,923
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	43,313
Elevance Health, Inc., Sr. Unscd. Notes	3.65	12/1/2027	300,000	297,783
Elevance Health, Inc., Sr. Unscd. Notes	4.00	9/15/2028	100,000	99,564
Eli Lilly & Co., Sr. Unscd. Notes	4.15	8/14/2027	200,000	201,442
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	100,000	102,731
Eli Lilly & Co., Sr. Unscd. Notes	5.00	2/9/2054	100,000	94,987
Gilead Sciences, Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000	76,163
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	185,662
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	150,000	169,242
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000	109,247
HCA, Inc., Gtd. Notes	5.00	3/1/2028	200,000	203,746
HCA, Inc., Gtd. Notes(a)	5.13	6/15/2039	50,000	48,653
HCA, Inc., Gtd. Notes	5.25	3/1/2030	200,000	206,781
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000	91,869
Humana, Inc., Sr. Unscd. Notes(a)	5.75	4/15/2054	100,000	95,842
Humana, Inc., Sr. Unscd. Notes	5.95	3/15/2034	100,000	105,475
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	200,000	141,900

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Health Care — 2.9% (continued)
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	39,222
Johnson & Johnson, Sr. Unscd. Notes(a)	4.95	6/1/2034	200,000	211,003
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	200,000	197,959
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000	47,057
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	100,000	84,293
Merck & Co., Inc., Gtd. Notes	3.85	9/15/2027	300,000	300,609
Merck & Co., Inc., Gtd. Notes(a)	4.55	9/15/2032	100,000	100,962
Merck & Co., Inc., Gtd. Notes	5.70	9/15/2055	250,000	258,006
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000	36,191
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000	36,311
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000	49,363
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	50,000	43,453
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000	200,495
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	240,000	221,342
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000	39,600
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	200,000	202,120
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes(a)	4.75	5/19/2033	200,000	202,482
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	200,000	193,597
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000	221,494
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	192,874
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000	88,444
Stryker Corp., Sr. Unscd. Notes	4.85	12/8/2028	100,000	102,461
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	200,000	204,555
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000	58,598
The Cigna Group, Gtd. Notes	4.38	10/15/2028	230,000	231,479
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	80,000	72,072
The Cigna Group, Sr. Unscd. Notes	4.88	9/15/2032	200,000	201,869
The Cigna Group, Sr. Unscd. Notes	5.60	2/15/2054	100,000	98,046
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000	148,654
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000	171,530
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000	67,538
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000	57,283
UnitedHealth Group, Inc., Sr. Unscd. Notes(a)	4.20	5/15/2032	45,000	44,396
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000	66,459
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000	51,259
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000	66,367
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.25	2/15/2028	150,000	154,037
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.30	2/15/2030	150,000	156,288
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000	104,449
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	100,000	96,281
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000	104,872
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000	244,342
UPMC, Scd. Bonds	5.04	5/15/2033	100,000	102,217
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000	135,756
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	4.70	2/19/2027	200,000	201,333
Zoetis, Inc., Sr. Unscd. Notes(a)	3.00	5/15/2050	150,000	101,560
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	100,000	106,475
				13,959,119
Industrial — .6%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.40	10/15/2027	200,000	202,184

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Industrial — .6% (continued)
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	200,000	202,884
Caterpillar Financial Services Corp., Sr. Unscd. Notes	5.00	5/14/2027	100,000	101,706
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000	100,710
Eaton Corp., Gtd. Notes	4.15	11/2/2042	100,000	88,410
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	100,000	112,844
Huntington Ingalls Industries, Inc., Gtd. Notes	5.75	1/15/2035	200,000	211,033
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000	145,809
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	100,000	103,360
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.45	6/15/2034	100,000	104,194
Jacobs Engineering Group, Inc., Gtd. Notes	6.35	8/18/2028	100,000	105,524
John Deere Capital Corp., Sr. Unscd. Notes(a)	4.15	9/15/2027	200,000	201,177
John Deere Capital Corp., Sr. Unscd. Notes(a)	4.20	7/15/2027	100,000	100,618
John Deere Capital Corp., Sr. Unscd. Notes	4.95	7/14/2028	100,000	102,701
Otis Worldwide Corp., Sr. Unscd. Notes(a)	5.13	11/19/2031	200,000	207,378
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	200,000	194,402
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000	32,766
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	150,000	155,200
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	150,000	136,849
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	150,000	128,735
				2,738,484
Information Technology — .6%
Adobe, Inc., Sr. Unscd. Notes	4.75	1/17/2028	250,000	254,810
Cadence Design Systems, Inc., Sr. Unscd. Notes	4.30	9/10/2029	100,000	100,423
Concentrix Corp., Sr. Unscd. Notes(a)	6.85	8/2/2033	100,000	102,036
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000	192,365
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000	80,224
Fiserv, Inc., Sr. Unscd. Notes	4.55	2/15/2031	100,000	99,283
Fiserv, Inc., Sr. Unscd. Notes	5.63	8/21/2033	100,000	103,134
Intuit, Inc., Sr. Unscd. Notes	5.13	9/15/2028	200,000	206,392
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000	226,821
Microsoft Corp., Sr. Unscd. Notes	2.68	6/1/2060	200,000	118,443
Microsoft Corp., Sr. Unscd. Notes	3.40	6/15/2027	100,000	99,704
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	186,923
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	150,000	140,418
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000	218,580
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000	144,801
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000	100,676
Oracle Corp., Sr. Unscd. Notes	4.65	5/6/2030	100,000	100,756
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000	160,759
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	69,357
Roper Technologies, Inc., Sr. Unscd. Notes	4.25	9/15/2028	100,000	100,316
Roper Technologies, Inc., Sr. Unscd. Notes	5.10	9/15/2035	100,000	100,694
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	100,000	65,305
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	101,783
				3,074,003
Insurance — .6%
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	100,000	90,398
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	150,000	154,148
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	200,000	205,279
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	100,000	89,328

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Insurance — .6% (continued)
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	28,478
Athene Holding Ltd., Sr. Unscd. Notes	6.63	5/19/2055	100,000	104,824
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	150,000	99,184
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	115,611
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	100,000	103,050
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	99,181
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	100,000	82,749
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	100,000	105,946
Markel Group, Inc., Sr. Unscd. Notes	6.00	5/16/2054	100,000	103,406
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000	70,653
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000	59,977
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	200,000	206,626
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000	168,209
NMI Holdings, Inc., Sr. Unscd. Notes	6.00	8/15/2029	100,000	103,230
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	150,000	136,097
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000	56,915
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	100,000	90,301
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	150,000	142,048
Reinsurance Group of America, Inc., Sr. Unscd. Notes	5.75	9/15/2034	100,000	104,521
The Chubb Corp., Gtd. Notes(a)	6.00	5/11/2037	200,000	219,080
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	59,460
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000	124,516
				2,923,215
Internet Software & Services — .3%
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	100,000	87,747
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	100,000	89,706
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	150,000	142,221
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	200,000	123,303
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	100,000	99,311
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	96,630
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	100,000	79,682
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	13,000	9,785
Meta Platforms, Inc., Sr. Unscd. Notes	4.75	8/15/2034	200,000	201,013
Meta Platforms, Inc., Sr. Unscd. Notes	4.95	5/15/2033	50,000	51,363
Meta Platforms, Inc., Sr. Unscd. Notes	5.40	8/15/2054	100,000	96,363
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000	99,774
Uber Technologies, Inc., Sr. Unscd. Notes	4.15	1/15/2031	75,000	74,324
				1,251,222
Materials — .0%
Amcor Flexibles North America, Inc., Gtd. Notes	5.10	3/17/2030	200,000	205,311
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Bonds	6.65	2/1/2034	100,000	105,745
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.25	4/1/2053	100,000	81,474
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	100,000	81,320
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.48	10/23/2045	250,000	241,645
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000	46,628
Comcast Corp., Gtd. Notes(a)	1.50	2/15/2031	150,000	129,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Media — .5% (continued)
Comcast Corp., Gtd. Notes	2.45	8/15/2052	100,000	54,301
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	65,522
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	46,142
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000	185,954
Comcast Corp., Gtd. Notes	4.65	2/15/2033	100,000	100,111
Comcast Corp., Gtd. Notes	5.30	5/15/2035	100,000	101,998
Comcast Corp., Gtd. Notes(a)	5.50	5/15/2064	70,000	64,664
Comcast Corp., Gtd. Notes	6.05	5/15/2055	100,000	101,099
Comcast Corp., Gtd. Notes	6.45	3/15/2037	150,000	166,038
Fox Corp., Sr. Unscd. Notes	6.50	10/13/2033	200,000	219,891
Paramount Global, Sr. Unscd. Debs.	7.88	7/30/2030	150,000	166,133
Paramount Global, Sr. Unscd. Notes	4.90	8/15/2044	100,000	79,444
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	100,000	93,027
The Walt Disney Company, Gtd. Notes	3.50	5/13/2040	200,000	168,265
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	100,000	75,343
				2,374,444
Metals & Mining — .2%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	100,000	106,426
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	45,000	46,894
Freeport-McMoRan, Inc., Gtd. Notes(a)	5.45	3/15/2043	65,000	63,111
Kinross Gold Corp., Sr. Unscd. Notes	6.25	7/15/2033	100,000	109,079
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.35	3/15/2034	100,000	104,080
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	100,000	63,460
Rio Tinto Finance USA PLC, Gtd. Notes	4.88	3/14/2030	100,000	102,675
Rio Tinto Finance USA PLC, Gtd. Notes	5.13	3/9/2053	100,000	95,141
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	146,073
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	42,037
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	100,000	96,715
				975,691
Municipal Securities — .6%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	128,814
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	150,000	161,181
California, GO	3.50	4/1/2028	100,000	99,550
California, GO (Build America Bonds)	7.55	4/1/2039	150,000	183,487
California, GO, Refunding	4.88	9/1/2030	200,000	208,996
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	215,213
Illinois, GO	5.10	6/1/2033	200,686	205,111
Massachusetts, GO (Build America Bond) Ser. D	4.50	8/1/2031	200,000	199,725
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	105,684
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	265,000	315,504
New Jersey Turnpike Authority, Revenue Bonds, Ser. F	7.41	1/1/2040	200,000	242,126
New York City, GO (Sustainable Bond) Ser. B1	5.83	10/1/2053	20,000	21,304
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	200,000	210,598
Oklahoma Development Finance Authority, Revenue Bonds (Oklahoma Natural Gas Company)	4.71	5/1/2052	200,000	188,066
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	150,000	138,716
Texas, GO (Build America Bond)	5.52	4/1/2039	100,000	104,248
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	100,000	102,834
				2,831,157

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Real Estate — .8%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	100,000	84,322
Alexandria Real Estate Equities, Inc., Gtd. Notes(a)	4.75	4/15/2035	100,000	96,924
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000	88,382
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	250,000	256,415
Boston Properties LP, Sr. Unscd. Notes(a)	4.50	12/1/2028	100,000	100,157
COPT Defense Properties LP, Gtd. Notes(a)	2.00	1/15/2029	100,000	93,093
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000	178,287
Crown Castle, Inc., Sr. Unscd. Notes	5.80	3/1/2034	100,000	105,548
Equinix, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000	140,173
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000	134,172
Federal Realty OP LP, Sr. Unscd. Notes	5.38	5/1/2028	100,000	102,639
First Industrial LP, Gtd. Notes	5.25	1/15/2031	100,000	102,368
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	6/15/2032	100,000	103,527
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	100,000	102,621
Invitation Homes Operating Partnership LP, Gtd. Notes	5.45	8/15/2030	100,000	103,896
Invitation Homes Operating Partnership LP, Gtd. Notes	5.50	8/15/2033	100,000	104,200
Kimco Realty OP LLC, Gtd. Notes	2.70	10/1/2030	200,000	185,237
Mid-America Apartments LP, Sr. Unscd. Notes	5.30	2/15/2032	100,000	104,062
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	100,000	104,808
Prologis LP, Sr. Unscd. Notes(a)	2.25	4/15/2030	170,000	157,109
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000	23,691
Prologis LP, Sr. Unscd. Notes	4.75	1/15/2031	100,000	102,115
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	100,000	99,858
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000	101,801
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000	101,457
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000	174,688
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	200,000	186,788
Simon Property Group LP, Sr. Unscd. Notes(a)	3.25	9/13/2049	65,000	45,683
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	100,000	77,107
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	54,924
Tanger Properties LP, Sr. Unscd. Notes(a)	2.75	9/1/2031	100,000	89,933
UDR, Inc., Gtd. Notes	2.10	8/1/2032	100,000	85,505
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000	149,423
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	100,000	89,323
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000	199,962
				4,030,198
Retailing — .7%
AutoZone, Inc., Sr. Unscd. Notes	5.13	6/15/2030	100,000	103,315
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000	103,012
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	100,000	90,426
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	100,000	98,981
Dollar Tree, Inc., Sr. Unscd. Notes(a)	4.20	5/15/2028	95,000	94,651
Lowe’s Companies, Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000	72,443
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.00	10/15/2050	100,000	64,926
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000	78,693
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.00	10/15/2028	255,000	254,495
Lowe’s Companies, Inc., Sr. Unscd. Notes(a)	5.00	4/15/2033	100,000	102,207
Lowe’s Companies, Inc., Sr. Unscd. Notes(a)	5.80	9/15/2062	150,000	150,152
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000	37,388
McDonald’s Corp., Sr. Unscd. Notes	5.45	8/14/2053	200,000	197,822

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Retailing — .7% (continued)
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000	261,624
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	100,000	84,398
Starbucks Corp., Sr. Unscd. Notes(a)	4.80	2/15/2033	100,000	101,556
Starbucks Corp., Sr. Unscd. Notes	4.85	2/8/2027	100,000	100,864
Target Corp., Sr. Unscd. Notes(a)	4.50	9/15/2032	75,000	75,518
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000	180,530
The Home Depot, Inc., Sr. Unscd. Notes	4.65	9/15/2035	100,000	99,053
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	200,000	204,851
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	150,000	163,000
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	100,000	100,438
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000	84,393
Walmart, Inc., Sr. Unscd. Notes(a)	4.00	4/15/2030	100,000	100,818
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	150,000	134,925
				3,140,479
Semiconductors & Semiconductor Equipment — .6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000	108,913
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	200,000	176,631
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	200,000	165,505
Broadcom, Inc., Sr. Unscd. Notes	4.80	2/15/2036	275,000	273,070
Broadcom, Inc., Sr. Unscd. Notes	5.05	7/12/2029	200,000	206,004
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000	100,029
Intel Corp., Sr. Unscd. Notes	5.00	2/21/2031	200,000	204,903
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	65,000	55,045
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	100,000	102,773
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	100,000	101,883
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000	96,205
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	200,000	192,638
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	100,000	101,969
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	100,000	106,155
Micron Technology, Inc., Sr. Unscd. Notes	5.88	9/15/2033	100,000	106,546
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	300,000	283,843
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	8/19/2028	100,000	100,182
QUALCOMM, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000	102,994
QUALCOMM, Inc., Sr. Unscd. Notes	4.50	5/20/2030	50,000	50,744
QUALCOMM, Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000	21,676
QUALCOMM, Inc., Sr. Unscd. Notes(a)	5.40	5/20/2033	100,000	106,236
Texas Instruments, Inc., Sr. Unscd. Notes(a)	4.60	2/8/2029	200,000	204,304
				2,968,248
Supranational Bank — 1.3%
African Development Bank, Sr. Unscd. Bonds	4.00	3/18/2030	200,000	202,164
African Development Bank, Sr. Unscd. Notes	4.13	2/25/2027	200,000	200,953
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000	178,005
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000	92,898
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000	88,347
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000	99,619
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000	55,100
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2027	300,000	301,284
Asian Development Bank, Sr. Unscd. Notes(a)	4.38	1/14/2028	150,000	152,380
Asian Development Bank, Sr. Unscd. Notes	4.38	3/22/2035	200,000	204,122
Corp Andina de Fomento, Sr. Unscd. Notes	4.13	1/7/2028	100,000	100,475

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Supranational Bank — 1.3% (continued)
Corp Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	100,000	103,089
Council of Europe Development Bank, Sr. Unscd. Notes	3.63	5/8/2028	100,000	99,940
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	150,000	138,879
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	98,756
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000	490,352
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000	130,738
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	200,000	202,142
European Investment Bank, Sr. Unscd. Notes	4.38	3/19/2027	300,000	302,709
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000	147,916
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000	99,318
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000	96,731
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	100,000	98,738
Inter-American Development Bank, Sr. Unscd. Notes	4.38	2/1/2027	100,000	100,736
Inter-American Development Bank, Sr. Unscd. Notes(a)	4.38	7/16/2035	200,000	203,549
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000	100,806
International Bank for Reconstruction & Development, Sr. Unscd. Bonds(a)	1.25	2/10/2031	175,000	153,875
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	300,000	301,965
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000	100,623
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000	176,398
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000	99,648
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.00	1/10/2031	300,000	302,966
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.50	4/10/2031	300,000	310,176
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.63	1/15/2032	115,000	119,604
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	1.38	4/20/2028	300,000	284,207
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000	198,884
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000	100,153
				6,238,245
Technology Hardware & Equipment — .6%
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000	183,580
Apple, Inc., Sr. Unscd. Bonds	4.75	5/12/2035	100,000	102,242
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000	155,197
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000	76,434
Apple, Inc., Sr. Unscd. Notes	2.80	2/8/2061	100,000	60,317
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000	51,368
Apple, Inc., Sr. Unscd. Notes(a)	3.20	5/11/2027	200,000	198,505
Apple, Inc., Sr. Unscd. Notes(a)	3.35	8/8/2032	45,000	42,970
Apple, Inc., Sr. Unscd. Notes	4.00	5/12/2028	100,000	100,482
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000	60,278
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000	101,087
Apple, Inc., Sr. Unscd. Notes	4.85	5/10/2053	200,000	194,204
Booz Allen Hamilton, Inc., Gtd. Notes(a)	5.95	8/4/2033	100,000	104,585
Dell International LLC/EMC Corp., Gtd. Notes(a)	3.45	12/15/2051	17,000	11,923
Dell International LLC/EMC Corp., Gtd. Notes	5.40	4/15/2034	100,000	103,107
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	200,000	211,373
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	28,000	36,251
DXC Technology Co., Sr. Unscd. Notes	2.38	9/15/2028	150,000	141,687
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000	96,689
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000	215,642
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000	94,491
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000	132,702

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Technology Hardware & Equipment — .6% (continued)
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000	179,241
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000	185,867
				2,840,222
Telecommunication Services — 1.1%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000	111,055
America Movil SAB de CV, Sr. Unscd. Notes	4.38	4/22/2049	100,000	85,955
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	165,000	113,000
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000	212,003
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	200,000	200,669
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	150,000	144,321
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000	287,812
AT&T, Inc., Sr. Unscd. Notes	5.55	11/1/2045	75,000	73,627
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000	214,145
Cisco Systems, Inc., Sr. Unscd. Notes	5.05	2/26/2034	100,000	103,129
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000	260,778
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000	119,094
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	300,000	353,071
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	100,000	102,490
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000	181,578
Rogers Communications, Inc., Gtd. Bonds	7.50	8/15/2038	125,000	145,621
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000	134,578
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	100,000	112,792
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000	143,305
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	200,000	181,957
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000	83,677
T-Mobile USA, Inc., Gtd. Notes	4.63	1/15/2033	100,000	99,259
T-Mobile USA, Inc., Gtd. Notes	4.95	11/15/2035	100,000	99,347
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	100,000	101,728
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	200,000	196,854
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000	100,009
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000	109,343
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000	126,306
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	200,000	139,462
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	227,000	224,917
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	250,000	251,402
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	300,000	294,079
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000	97,378
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000	29,121
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	13,000	14,850
				5,248,712
Transportation — .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	334,837
Canadian National Railway Co., Sr. Unscd. Notes	4.38	9/18/2034	150,000	147,059
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000	141,589
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000	199,175
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000	42,696
CSX Corp., Sr. Unscd. Notes	4.90	3/15/2055	100,000	91,736
FedEx Corp., Gtd. Notes	4.10	2/1/2045	200,000	160,633
FedEx Corp., Gtd. Notes	4.55	4/1/2046	100,000	84,064
FedEx Corp., Gtd. Notes	4.95	10/17/2048	100,000	88,181

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Transportation — .4% (continued)
Norfolk Southern Corp., Sr. Unscd. Notes	5.05	8/1/2030	100,000	103,670
Norfolk Southern Corp., Sr. Unscd. Notes(a)	5.35	8/1/2054	100,000	97,973
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000	38,738
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	143,000	105,980
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000	35,820
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000	104,912
United Parcel Service, Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000	62,920
United Parcel Service, Inc., Sr. Unscd. Notes(a)	4.88	3/3/2033	100,000	103,229
United Parcel Service, Inc., Sr. Unscd. Notes	6.05	5/14/2065	100,000	105,045
				2,048,257
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K103, Cl. A2(c)	2.65	11/25/2029	400,000	380,930
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K104, Cl. A2(c)	2.25	1/25/2030	400,000	374,524
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K106, Cl. A1(c)	1.78	10/25/2029	147,707	141,257
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K112, Cl. A2(c)	1.31	5/25/2030	200,000	178,190
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K126, Cl. A2(c)	2.07	1/25/2031	400,000	363,675
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1514, Cl. A2(c)	2.86	10/25/2034	400,000	354,558
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1516, Cl. A2(c)	1.72	5/25/2035	200,000	158,713
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1521, Cl. A2(c)	2.18	8/25/2036	300,000	241,980
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2(c)	3.06	6/25/2027	519,753	511,620
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2(c)	2.99	12/25/2027	248,865	244,395
Federal National Mortgage Association, ACES, Ser. 2018-M10, Cl. A2(c)	3.35	7/25/2028	193,315	190,963
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(c)	2.89	6/25/2029	239,455	230,424
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(c)	2.44	10/25/2029	200,000	187,569
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2(c)	1.78	5/25/2030	278,469	253,035
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2(c)	1.67	10/25/2031	200,000	173,280
				3,985,113
U.S. Government Agencies Mortgage-Backed — 26.4%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052(c)			2,169,083	1,820,188
2.00%, 8/1/2028-4/1/2052(c)			10,892,943	9,075,989
2.50%, 3/1/2028-5/1/2052(c)			7,502,204	6,500,195
3.00%, 10/1/2026-3/1/2052(c)			4,388,449	4,047,177
3.50%, 11/1/2025-7/1/2052(c)			1,795,490	1,696,606
4.00%, 9/1/2035-7/1/2052(c)			1,399,190	1,354,787
4.50%, 8/1/2030-11/1/2052(c)			1,722,825	1,713,065
5.00%, 7/1/2028-2/1/2048(c)			366,273	375,782
5.50%, 5/1/2027-2/1/2053(c)			245,278	250,721
6.00%, 8/1/2028-7/1/2039(c)			172,735	180,755
6.33%, 8/1/2034, (1 Year U.S. Treasury Yield Curve Constant Rate +2.25%)(c),(d)			165	169
6.50%, 4/1/2026-9/1/2037(c)			37,903	40,027
7.00%, 1/1/2028-9/1/2031(c)			3,413	3,571
7.50%, 8/1/2027-7/1/2030(c)			231	236

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
U.S. Government Agencies Mortgage-Backed — 26.4% (continued)
8.00%, 5/1/2026-10/1/2031(c)			468	483
8.50%, 6/1/2030(c)			45	47
Federal National Mortgage Association:
1.50%, 9/1/2035-9/1/2051(c)			3,468,542	2,876,891
2.00%, 7/1/2028-6/1/2052(c)			15,718,147	13,137,000
2.50%, 7/1/2027-5/1/2052(c)			11,491,979	9,950,037
3.00%, 10/1/2026-3/1/2052(c)			8,927,140	8,178,727
3.50%, 11/1/2040(c),(e)			25,000	24,219
3.50%, 11/1/2025-6/1/2052(c)			4,548,278	4,310,539
4.00%, 11/1/2040(c),(e)			150,000	147,642
4.00%, 3/1/2026-9/1/2052(c)			3,774,319	3,675,380
4.50%, 11/1/2040-11/1/2055(c),(e)			1,025,000	1,003,333
4.50%, 9/1/2030-4/1/2049(c)			1,142,260	1,145,693
5.00%, 11/1/2040-12/15/2055(c),(e)			4,375,000	4,357,958
5.00%, 11/1/2028-6/1/2049(c)			529,250	542,520
5.50%, 11/1/2040-12/1/2055(c),(e)			7,125,000	7,201,481
5.50%, 1/1/2032-12/1/2038(c)			287,183	296,907
6.00%, 11/1/2040-12/1/2055(c),(e)			7,075,000	7,236,627
6.00%, 12/1/2028-11/1/2038(c)			369,684	387,215
6.50%, 11/1/2055-12/1/2055(c),(e)			3,100,000	3,210,513
6.50%, 2/1/2028-10/1/2037(c)			86,819	90,538
7.00%, 11/1/2055(c),(e)			725,000	758,899
7.00%, 9/1/2026-7/1/2032(c)			5,780	6,040
7.50%, 4/1/2026-6/1/2031(c)			3,029	3,084
8.00%, 5/1/2027-8/1/2030(c)			334	343
8.50%, 7/1/2030(c)			72	76
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			74,047	65,469
3.00%, 9/15/2042-8/15/2045			352,227	321,513
3.50%, 2/15/2026-8/15/2045			265,761	250,206
4.00%, 2/15/2041-9/15/2045			296,710	286,621
4.50%, 3/15/2039-2/15/2041			298,358	300,038
5.00%, 7/15/2033-4/15/2040			349,876	358,774
5.50%, 2/15/2033-11/15/2038			144,315	148,410
6.00%, 1/15/2029-10/15/2036			43,179	44,665
6.50%, 9/15/2031-11/15/2033			13,699	14,141
7.00%, 10/15/2027-8/15/2032			9,710	9,951
7.50%, 12/15/2026-11/15/2030			3,126	3,155
8.00%, 12/15/2029-3/15/2032			1,834	1,928
8.25%, 6/15/2027			100	101
Government National Mortgage Association II:
2.00%, 9/20/2050-5/20/2052			4,745,159	3,951,852
2.50%, 3/20/2027-7/20/2052			5,363,850	4,659,105
3.00%, 1/20/2028-5/20/2052			4,766,958	4,349,862
3.50%, 9/20/2028-9/20/2052			3,836,615	3,599,691
4.00%, 9/20/2043-9/20/2052			1,667,501	1,610,210
4.50%, 11/20/2055(e)			550,000	536,879
4.50%, 7/20/2041-8/20/2052			1,372,830	1,369,665
5.00%, 11/20/2055-12/20/2055(e)			2,425,000	2,417,854
5.00%, 9/20/2040-2/20/2049			103,468	106,149

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
U.S. Government Agencies Mortgage-Backed — 26.4% (continued)
5.50%, 11/20/2055-12/20/2055(e)			3,350,000	3,378,057
5.50%, 10/20/2031-6/20/2041			25,450	26,335
6.00%, 11/20/2055-12/15/2055(e)			2,175,000	2,213,833
6.50%, 11/20/2055-12/20/2055(e)			775,000	799,098
6.50%, 2/20/2028			42	43
7.00%, 11/20/2055(e)			175,000	180,059
				126,605,124
U.S. Government Agencies Obligations — .6%
Federal Farm Credit Banks Funding Corp., Bonds	1.65	7/23/2035	200,000	156,031
Federal Home Loan Banks, Bonds	3.25	11/16/2028	500,000	494,809
Federal Home Loan Banks, Bonds	5.50	7/15/2036	480,000	528,459
Federal National Mortgage Association, Notes(c)	0.88	12/18/2026	325,000	314,575
Federal National Mortgage Association, Notes(c)	6.25	5/15/2029	540,000	586,362
Federal National Mortgage Association, Unscd. Notes(c)	0.75	10/8/2027	500,000	473,229
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	150,000	160,414
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000	193,773
				2,907,652
U.S. Treasury Securities — 45.1%
U.S. Treasury Bonds	1.13	5/15/2040	800,000	514,937
U.S. Treasury Bonds	1.63	11/15/2050	465,000	252,953
U.S. Treasury Bonds	1.75	8/15/2041	120,000	82,223
U.S. Treasury Bonds	1.88	2/15/2041	85,000	60,284
U.S. Treasury Bonds	1.88	11/15/2051	1,995,000	1,142,488
U.S. Treasury Bonds	2.00	11/15/2041	960,000	680,756
U.S. Treasury Bonds	2.00	8/15/2051	1,350,000	800,719
U.S. Treasury Bonds	2.25	8/15/2049	705,000	455,496
U.S. Treasury Bonds	2.25	2/15/2052	1,220,000	765,860
U.S. Treasury Bonds	2.38	2/15/2042	295,000	220,645
U.S. Treasury Bonds	2.38	11/15/2049	425,000	281,297
U.S. Treasury Bonds	2.38	5/15/2051	2,195,000	1,428,679
U.S. Treasury Bonds	2.50	2/15/2045	125,000	90,561
U.S. Treasury Bonds	2.50	5/15/2046	225,000	160,022
U.S. Treasury Bonds	2.75	8/15/2042	310,000	243,302
U.S. Treasury Bonds	2.75	11/15/2042	1,022,000	798,358
U.S. Treasury Bonds	2.75	8/15/2047	1,470,000	1,077,751
U.S. Treasury Bonds	2.75	11/15/2047	85,000	62,160
U.S. Treasury Bonds	2.88	5/15/2043	2,040,000	1,612,317
U.S. Treasury Bonds	2.88	11/15/2046	385,000	291,615
U.S. Treasury Bonds	2.88	5/15/2049	2,386,000	1,759,023
U.S. Treasury Bonds	2.88	5/15/2052	2,415,000	1,742,290
U.S. Treasury Bonds	3.00	5/15/2042	320,000	261,700
U.S. Treasury Bonds	3.00	11/15/2044	185,000	146,287
U.S. Treasury Bonds	3.00	11/15/2045	120,000	93,923
U.S. Treasury Bonds	3.00	2/15/2047	1,140,000	880,383
U.S. Treasury Bonds	3.00	5/15/2047	90,000	69,318
U.S. Treasury Bonds	3.00	2/15/2048	140,000	106,898
U.S. Treasury Bonds	3.00	8/15/2048	560,000	425,644
U.S. Treasury Bonds	3.00	2/15/2049	185,000	139,993
U.S. Treasury Bonds	3.00	8/15/2052	1,160,000	857,720
U.S. Treasury Bonds	3.13	11/15/2041	430,000	361,066

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
U.S. Treasury Securities — 45.1% (continued)
U.S. Treasury Bonds	3.13	2/15/2042	175,000	146,207
U.S. Treasury Bonds	3.13	2/15/2043	365,000	300,483
U.S. Treasury Bonds	3.13	5/15/2048	180,000	140,309
U.S. Treasury Bonds	3.25	5/15/2042	365,000	309,430
U.S. Treasury Bonds	3.38	8/15/2042	540,000	464,189
U.S. Treasury Bonds	3.38	5/15/2044	1,000,000	842,930
U.S. Treasury Bonds	3.38	11/15/2048	1,285,000	1,042,757
U.S. Treasury Bonds	3.63	8/15/2043	615,000	541,008
U.S. Treasury Bonds	3.63	2/15/2044	1,798,000	1,574,795
U.S. Treasury Bonds	3.63	2/15/2053	375,000	313,169
U.S. Treasury Bonds	3.63	5/15/2053	1,770,000	1,476,740
U.S. Treasury Bonds	3.75	8/15/2041	1,340,000	1,225,053
U.S. Treasury Bonds	3.75	11/15/2043	1,730,000	1,545,917
U.S. Treasury Bonds	3.88	8/15/2040	95,000	89,144
U.S. Treasury Bonds	3.88	2/15/2043	1,060,000	970,583
U.S. Treasury Bonds	3.88	5/15/2043	1,055,000	964,130
U.S. Treasury Bonds	4.00	11/15/2042	455,000	424,207
U.S. Treasury Bonds	4.00	11/15/2052	220,000	196,685
U.S. Treasury Bonds	4.13	8/15/2044	710,000	664,765
U.S. Treasury Bonds	4.13	8/15/2053	1,665,000	1,519,833
U.S. Treasury Bonds	4.25	5/15/2039	880,000	871,441
U.S. Treasury Bonds	4.25	2/15/2054	720,000	671,259
U.S. Treasury Bonds	4.25	8/15/2054	1,280,000	1,193,900
U.S. Treasury Bonds	4.38	2/15/2038	140,000	142,144
U.S. Treasury Bonds	4.38	11/15/2039	655,000	653,618
U.S. Treasury Bonds	4.38	5/15/2040	130,000	129,340
U.S. Treasury Bonds	4.38	5/15/2041	550,000	543,426
U.S. Treasury Bonds	4.38	8/15/2043	650,000	632,442
U.S. Treasury Bonds(a)	4.50	2/15/2036	30,000	31,131
U.S. Treasury Bonds(a)	4.50	5/15/2038	15,000	15,409
U.S. Treasury Bonds	4.50	8/15/2039	360,000	364,774
U.S. Treasury Bonds	4.50	2/15/2044	335,000	330,341
U.S. Treasury Bonds	4.50	11/15/2054	640,000	622,612
U.S. Treasury Bonds	4.63	5/15/2044	335,000	335,327
U.S. Treasury Bonds	4.63	11/15/2044	150,000	149,865
U.S. Treasury Bonds	4.63	5/15/2054	1,300,000	1,289,742
U.S. Treasury Bonds	4.63	2/15/2055	600,000	595,781
U.S. Treasury Bonds(a)	4.75	2/15/2041	590,000	608,829
U.S. Treasury Bonds	4.75	11/15/2043	85,000	86,609
U.S. Treasury Bonds	4.75	11/15/2053	1,750,000	1,770,508
U.S. Treasury Bonds	4.75	8/15/2055	1,400,000	1,419,250
U.S. Treasury Bonds(a)	4.88	8/15/2045	265,000	272,991
U.S. Treasury Bonds	5.00	5/15/2037	230,000	247,897
U.S. Treasury Bonds	5.00	5/15/2045	400,000	418,750
U.S. Treasury Bonds	5.25	11/15/2028	5,000	5,235
U.S. Treasury Bonds(a)	5.25	2/15/2029	205,000	215,819
U.S. Treasury Bonds	5.38	2/15/2031	25,000	26,945
U.S. Treasury Bonds	6.13	11/15/2027	85,000	89,243
U.S. Treasury Bonds	6.25	5/15/2030	175,000	193,607
U.S. Treasury Bonds	6.63	2/15/2027	95,000	98,785

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
U.S. Treasury Securities — 45.1% (continued)
U.S. Treasury Notes	0.38	7/31/2027	400,000	378,320
U.S. Treasury Notes	0.38	9/30/2027	110,000	103,529
U.S. Treasury Notes	0.50	4/30/2027	935,000	892,779
U.S. Treasury Notes	0.50	5/31/2027	270,000	257,238
U.S. Treasury Notes	0.50	10/31/2027	1,000,000	941,035
U.S. Treasury Notes(a)	0.63	3/31/2027	105,000	100,693
U.S. Treasury Notes	0.63	12/31/2027	775,000	727,683
U.S. Treasury Notes	0.63	5/15/2030	1,710,000	1,493,378
U.S. Treasury Notes	0.63	8/15/2030	1,906,000	1,650,775
U.S. Treasury Notes	0.75	1/31/2028	500,000	469,658
U.S. Treasury Notes	0.88	11/15/2030	660,000	574,973
U.S. Treasury Notes	1.13	2/28/2027	200,000	193,516
U.S. Treasury Notes	1.13	2/15/2031	3,320,000	2,914,921
U.S. Treasury Notes	1.25	11/30/2026	105,000	102,308
U.S. Treasury Notes	1.25	12/31/2026	1,765,000	1,716,394
U.S. Treasury Notes	1.25	5/31/2028	820,000	773,058
U.S. Treasury Notes	1.25	6/30/2028	230,000	216,438
U.S. Treasury Notes	1.25	9/30/2028	585,000	547,363
U.S. Treasury Notes	1.25	8/15/2031	2,175,000	1,890,381
U.S. Treasury Notes	1.38	10/31/2028	250,000	234,302
U.S. Treasury Notes	1.50	11/30/2028	1,280,000	1,201,975
U.S. Treasury Notes	1.50	2/15/2030	1,340,000	1,226,309
U.S. Treasury Notes	1.63	8/15/2029	215,000	200,076
U.S. Treasury Notes	1.75	1/31/2029	2,455,000	2,315,899
U.S. Treasury Notes	1.88	2/28/2027	970,000	947,758
U.S. Treasury Notes	1.88	2/28/2029	110,000	104,029
U.S. Treasury Notes	1.88	2/15/2032	1,650,000	1,470,724
U.S. Treasury Notes	2.25	2/15/2027	1,510,000	1,483,398
U.S. Treasury Notes	2.25	8/15/2027	775,000	756,957
U.S. Treasury Notes	2.25	11/15/2027	500,000	486,924
U.S. Treasury Notes	2.38	5/15/2027	1,825,000	1,790,959
U.S. Treasury Notes	2.38	3/31/2029	1,585,000	1,521,940
U.S. Treasury Notes	2.38	5/15/2029	1,400,000	1,342,141
U.S. Treasury Notes	2.50	3/31/2027	895,000	880,946
U.S. Treasury Notes	2.63	2/15/2029	1,470,000	1,425,153
U.S. Treasury Notes	2.63	7/31/2029	950,000	916,342
U.S. Treasury Notes	2.75	4/30/2027	1,465,000	1,446,401
U.S. Treasury Notes	2.75	7/31/2027	800,000	788,359
U.S. Treasury Notes	2.75	5/31/2029	210,000	203,811
U.S. Treasury Notes	2.75	8/15/2032	2,740,000	2,556,869
U.S. Treasury Notes	2.88	4/30/2029	1,480,000	1,443,752
U.S. Treasury Notes	2.88	5/15/2032	1,595,000	1,505,001
U.S. Treasury Notes	3.13	11/15/2028	890,000	877,849
U.S. Treasury Notes	3.25	6/30/2027	2,190,000	2,177,211
U.S. Treasury Notes(a)	3.38	9/15/2027	1,280,000	1,274,775
U.S. Treasury Notes	3.38	9/15/2028	925,000	919,472
U.S. Treasury Notes	3.38	5/15/2033	1,165,000	1,123,451
U.S. Treasury Notes	3.50	9/30/2027	1,105,000	1,102,971
U.S. Treasury Notes	3.50	10/31/2027	1,080,000	1,077,996
U.S. Treasury Notes	3.50	1/31/2028	670,000	668,718

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
U.S. Treasury Securities — 45.1% (continued)
U.S. Treasury Notes	3.50	4/30/2028	1,225,000	1,222,392
U.S. Treasury Notes	3.50	10/15/2028	910,000	907,547
U.S. Treasury Notes	3.50	9/30/2029	2,020,000	2,008,756
U.S. Treasury Notes	3.50	1/31/2030	35,000	34,764
U.S. Treasury Notes	3.50	4/30/2030	120,000	119,095
U.S. Treasury Notes	3.50	2/15/2033	1,630,000	1,588,168
U.S. Treasury Notes	3.63	8/31/2027	495,000	495,135
U.S. Treasury Notes	3.63	3/31/2028	910,000	910,800
U.S. Treasury Notes	3.63	5/31/2028	700,000	700,602
U.S. Treasury Notes	3.63	8/15/2028	910,000	910,746
U.S. Treasury Notes(a)	3.63	8/31/2029	1,435,000	1,433,515
U.S. Treasury Notes(a)	3.63	8/31/2030	1,360,000	1,355,431
U.S. Treasury Notes(a)	3.63	9/30/2030	1,750,000	1,743,711
U.S. Treasury Notes	3.63	10/31/2030	1,100,000	1,096,004
U.S. Treasury Notes	3.75	4/30/2027	1,190,000	1,191,999
U.S. Treasury Notes	3.75	6/30/2027	1,330,000	1,332,676
U.S. Treasury Notes	3.75	8/15/2027	1,190,000	1,192,719
U.S. Treasury Notes(a)	3.75	4/15/2028	800,000	802,859
U.S. Treasury Notes	3.75	5/15/2028	1,000,000	1,003,809
U.S. Treasury Notes	3.75	12/31/2028	555,000	557,255
U.S. Treasury Notes	3.75	6/30/2030	950,000	952,097
U.S. Treasury Notes	3.75	10/31/2032	690,000	684,232
U.S. Treasury Notes	3.88	3/31/2027	1,025,000	1,028,123
U.S. Treasury Notes	3.88	5/31/2027	1,190,000	1,194,277
U.S. Treasury Notes(a)	3.88	7/31/2027	1,140,000	1,144,943
U.S. Treasury Notes	3.88	10/15/2027	540,000	542,763
U.S. Treasury Notes	3.88	11/30/2027	795,000	799,487
U.S. Treasury Notes	3.88	12/31/2027	785,000	789,646
U.S. Treasury Notes	3.88	3/15/2028	1,530,000	1,540,250
U.S. Treasury Notes	3.88	6/15/2028	1,095,000	1,102,892
U.S. Treasury Notes	3.88	7/15/2028	1,160,000	1,168,202
U.S. Treasury Notes	3.88	9/30/2029	370,000	372,956
U.S. Treasury Notes	3.88	4/30/2030	1,160,000	1,169,108
U.S. Treasury Notes	3.88	6/30/2030	1,300,000	1,310,004
U.S. Treasury Notes	3.88	7/31/2030	1,800,000	1,813,711
U.S. Treasury Notes	3.88	8/31/2032	1,730,000	1,729,730
U.S. Treasury Notes	3.88	9/30/2032	405,000	404,810
U.S. Treasury Notes	3.88	8/15/2033	1,730,000	1,722,060
U.S. Treasury Notes	3.88	8/15/2034	2,290,000	2,264,014
U.S. Treasury Notes	4.00	1/15/2027	440,000	441,616
U.S. Treasury Notes	4.00	1/31/2027	355,000	345,633
U.S. Treasury Notes	4.00	12/15/2027	1,090,000	1,099,218
U.S. Treasury Notes	4.00	2/29/2028	1,130,000	1,140,219
U.S. Treasury Notes(a)	4.00	6/30/2028	1,210,000	1,222,549
U.S. Treasury Notes	4.00	1/31/2029	1,600,000	1,618,500
U.S. Treasury Notes	4.00	7/31/2029	1,455,000	1,472,761
U.S. Treasury Notes	4.00	10/31/2029	1,000,000	1,012,578
U.S. Treasury Notes(a)	4.00	2/28/2030	1,265,000	1,281,307
U.S. Treasury Notes	4.00	3/31/2030	1,040,000	1,053,325
U.S. Treasury Notes	4.00	5/31/2030	1,250,000	1,266,455

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
U.S. Treasury Securities — 45.1% (continued)
U.S. Treasury Notes	4.00	7/31/2030	555,000	562,122
U.S. Treasury Notes	4.00	1/31/2031	90,000	91,127
U.S. Treasury Notes	4.00	4/30/2032	2,000,000	2,017,148
U.S. Treasury Notes	4.00	7/31/2032	1,885,000	1,898,953
U.S. Treasury Notes	4.00	2/15/2034	200,000	200,180
U.S. Treasury Notes	4.13	1/31/2027	1,200,000	1,206,211
U.S. Treasury Notes	4.13	2/15/2027	930,000	935,195
U.S. Treasury Notes	4.13	2/28/2027	1,250,000	1,257,300
U.S. Treasury Notes(a)	4.13	9/30/2027	675,000	681,434
U.S. Treasury Notes(a)	4.13	10/31/2027	1,650,000	1,666,693
U.S. Treasury Notes	4.13	11/15/2027	1,335,000	1,348,767
U.S. Treasury Notes	4.13	7/31/2028	785,000	795,748
U.S. Treasury Notes	4.13	3/31/2029	1,290,000	1,310,484
U.S. Treasury Notes	4.13	10/31/2029	1,850,000	1,881,616
U.S. Treasury Notes	4.13	11/30/2029	805,000	818,899
U.S. Treasury Notes	4.13	8/31/2030	85,000	86,539
U.S. Treasury Notes	4.13	7/31/2031	295,000	300,191
U.S. Treasury Notes	4.13	10/31/2031	625,000	635,608
U.S. Treasury Notes	4.13	11/30/2031	75,000	76,244
U.S. Treasury Notes	4.13	2/29/2032	2,010,000	2,042,388
U.S. Treasury Notes	4.13	11/15/2032	2,095,000	2,125,648
U.S. Treasury Notes	4.25	11/30/2026	1,355,000	1,362,494
U.S. Treasury Notes	4.25	12/31/2026	1,295,000	1,302,841
U.S. Treasury Notes	4.25	3/15/2027	515,000	519,064
U.S. Treasury Notes	4.25	1/15/2028	1,330,000	1,348,158
U.S. Treasury Notes	4.25	2/15/2028	1,150,000	1,166,329
U.S. Treasury Notes	4.25	2/28/2029	1,335,000	1,361,100
U.S. Treasury Notes	4.25	1/31/2030	1,100,000	1,124,643
U.S. Treasury Notes	4.25	2/28/2031	1,380,000	1,413,557
U.S. Treasury Notes	4.25	6/30/2031	1,050,000	1,075,327
U.S. Treasury Notes	4.25	11/15/2034	2,605,000	2,645,042
U.S. Treasury Notes(a)	4.25	8/15/2035	1,165,000	1,179,653
U.S. Treasury Notes	4.38	12/15/2026	15,000	15,107
U.S. Treasury Notes	4.38	7/15/2027	745,000	754,196
U.S. Treasury Notes	4.38	8/31/2028	530,000	540,890
U.S. Treasury Notes	4.38	11/30/2028	1,080,000	1,103,878
U.S. Treasury Notes	4.38	12/31/2029	1,120,000	1,150,297
U.S. Treasury Notes	4.38	11/30/2030	1,360,000	1,400,720
U.S. Treasury Notes	4.38	1/31/2032	2,710,000	2,791,141
U.S. Treasury Notes	4.38	5/15/2034	2,320,000	2,381,670
U.S. Treasury Notes	4.50	4/15/2027	1,445,000	1,462,216
U.S. Treasury Notes	4.50	5/15/2027	2,210,000	2,238,100
U.S. Treasury Notes	4.50	5/31/2029	1,355,000	1,393,930
U.S. Treasury Notes	4.50	11/15/2033	690,000	715,484
U.S. Treasury Notes	4.63	11/15/2026	1,115,000	1,124,967
U.S. Treasury Notes	4.63	6/15/2027	1,400,000	1,421,820
U.S. Treasury Notes	4.63	9/30/2028	715,000	735,207
U.S. Treasury Notes	4.63	4/30/2029	2,050,000	2,116,505
U.S. Treasury Notes	4.63	9/30/2030	165,000	171,710
U.S. Treasury Notes	4.63	5/31/2031	1,000,000	1,042,871

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
U.S. Treasury Securities — 45.1% (continued)
U.S. Treasury Notes(a)	4.63	2/15/2035	2,610,000	2,723,168
U.S. Treasury Notes	4.88	10/31/2028	660,000	683,577
U.S. Treasury Notes	4.88	10/31/2030	1,255,000	1,320,863
				216,083,399
Utilities — 2.4%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	100,000	69,833
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000	102,481
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	100,000	87,952
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000	87,625
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	86,646
American Water Capital Corp., Sr. Unscd. Notes	5.70	9/1/2055	100,000	101,741
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	150,000	123,964
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	150,000	130,833
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	100,000	110,380
Baltimore Gas & Electric Co., Sr. Unscd. Notes	5.45	6/1/2035	100,000	104,316
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	100,000	77,415
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	100,000	97,150
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	100,000	80,550
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 6-B	6.20	6/15/2036	200,000	220,526
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2034	100,000	105,523
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	3/15/2054	100,000	101,578
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	50,000	54,758
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	58,000	37,229
Consumers Energy Co., First Mortgage Bonds(a)	4.90	2/15/2029	100,000	102,725
Dominion Energy, Inc., Jr. Sub. Notes	6.00	2/15/2056	100,000	101,351
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	192,338
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	108,509
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	150,000	138,139
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	100,000	70,083
Duke Energy Corp., Sr. Unscd. Notes(a)	4.50	8/15/2032	200,000	199,183
Duke Energy Corp., Sr. Unscd. Notes	5.45	6/15/2034	200,000	208,676
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	169,167
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	200,000	203,376
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	100,000	103,338
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	129,410
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	86,739
Entergy Arkansas LLC, First Mortgage Bonds	5.45	6/1/2034	100,000	104,628
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	100,000	88,468
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	100,000	102,258
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	108,885
Eversource Energy, Sr. Unscd. Notes	4.45	12/15/2030	100,000	99,691
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055	100,000	102,508
FirstEnergy Transmission LLC, Sr. Unscd. Notes	5.00	1/15/2035	100,000	100,320
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	100,000	81,297
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	169,229
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000	247,775
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	24,223
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	117,000	98,113
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	150,000	164,153
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	75,000	57,245

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Utilities — 2.4% (continued)
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	149,964
Jersey Central Power & Light Co., Sr. Unscd. Notes	5.10	1/15/2035	100,000	101,530
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	200,000	209,041
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	100,000	98,034
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.12	9/16/2027	100,000	100,354
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	100,000	103,638
NextEra Energy Capital Holdings, Inc., Gtd. Debs.(a)	5.65	5/1/2079	150,000	151,810
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000	101,759
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	102,315
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	30,000	28,384
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	150,000	130,544
Northern States Power Co., First Mortgage Bonds	5.65	6/15/2054	100,000	104,339
Oglethorpe Power Corp., First Mortgage Bonds	5.80	6/1/2054	100,000	99,689
Ohio Power Co., Sr. Unscd. Notes	5.65	6/1/2034	100,000	104,666
Oncor Electric Delivery Co. LLC, Scd. Notes(b)	5.80	4/1/2055	100,000	103,287
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	100,000	91,703
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.75	3/15/2029	170,000	178,302
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	187,063
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000	211,084
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	150,000	117,539
PacifiCorp, First Mortgage Bonds	5.30	2/15/2031	100,000	103,898
PacifiCorp, First Mortgage Bonds	5.80	1/15/2055	100,000	97,820
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	100,000	65,000
PECO Energy Co., First Mortgage Bonds	5.25	9/15/2054	100,000	97,239
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000	99,838
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000	98,125
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	67,992
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000	321,821
Public Service Co. of Colorado, First Mortgage	5.15	9/15/2035	100,000	101,583
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	100,000	100,648
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	176,303
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	100,000	69,545
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	100,000	102,358
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000	70,584
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000	38,827
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	150,000	105,932
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	100,000	105,582
Southern California Edison Co., First Mortgage Bonds	6.20	9/15/2055	100,000	102,214
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	100,000	105,625
Southern California Gas Co., First Mortgage Bonds	6.00	6/15/2055	100,000	105,034
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000	131,975
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. A	4.05	9/15/2028	75,000	74,892
Southern Power Co., Sr. Unscd. Notes, Ser. A	4.25	10/1/2030	120,000	119,358
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	149,824
Southwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	100,000	72,531
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000	86,764
The Connecticut Light and Power Company, First Mortgage Bonds	4.95	8/15/2034	200,000	203,084
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	75,000	58,234
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	100,000	102,073
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	100,000	103,998

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.5% (continued)
Utilities — 2.4% (continued)
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	150,000	149,332
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000	86,758
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	150,000	117,332
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	203,875
Wisconsin Electric Power Co., Sr. Unscd. Debs.	4.75	9/30/2032	100,000	102,434
Wisconsin Electric Power Co., Sr. Unscd. Notes	4.60	10/1/2034	100,000	99,885
Xcel Energy, Inc., Sr. Unscd. Notes	5.45	8/15/2033	100,000	103,735
				11,719,424
Total Bonds and Notes (cost $505,362,691)				486,448,657

	1-Day Yield (%)	Shares
Investment Companies — 4.9%
Registered Investment Companies — 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $23,587,060)	4.22	23,587,060	23,587,060
Investment of Cash Collateral for Securities Loaned — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $4,298,190)	4.22	4,298,190	4,298,190
Total Investments (cost $533,247,941)		107.3%	514,333,907
Liabilities, Less Cash and Receivables		(7.3%)	(34,774,037)
Net Assets		100.0%	479,559,870

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust
TBA—To Be Announced

(a)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $28,266,206 and the value of the collateral was
$29,078,340, consisting of cash collateral of $4,298,190 and U.S. Government & Agency securities valued at $24,780,150.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $255,887 or .1% of net assets.

(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Purchased on a forward commitment basis.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

SCHEDULE OF INVESTMENTS (continued)

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (2.1%)
Federal National Mortgage Association:
1.50%, 12/1/2040-12/1/2055(a),(b)	(100,000)	(83,474)
2.00%, 12/1/2040-12/1/2055(a),(b)	(1,475,000)	(1,202,027)
2.50%, 11/1/2040-12/15/2055(a),(b)	(2,275,000)	(1,950,245)
3.00%, 11/1/2040-12/1/2055(a),(b)	(4,100,000)	(3,646,226)
3.50%, 11/1/2055-12/1/2055(a),(b)	(125,000)	(115,183)
4.00%, 11/1/2055-12/15/2055(a),(b)	(175,000)	(166,022)
Government National Mortgage Association II:
2.00%, 12/20/2055(b)	(25,000)	(20,798)
2.50%, 11/20/2055-12/20/2055(b)	(525,000)	(454,512)
3.00%, 11/20/2055-12/15/2055(b)	(1,575,000)	(1,415,524)
3.50%, 11/20/2055(b)	(1,275,000)	(1,167,304)
4.00%, 12/20/2054(b)	(25,000)	(23,642)
Total Sale Commitments (Proceeds $10,213,155)		(10,244,957)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.9%	29,192,201	112,208,058	(117,813,199)	23,587,060	994,643
Investment of Cash Collateral for Securities Loaned - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	4,309,145	49,699,104	(49,710,059)	4,298,190	44,527††
Total - 5.8%	33,501,346	161,907,162	(167,523,258)	27,885,250	1,039,170

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $28,266,206)—Note 1(c):
Unaffiliated issuers	505,362,691	486,448,657
Affiliated issuers	27,885,250	27,885,250
Receivable for investment securities sold—TBA		15,939,661
Receivable for investment securities sold		14,515,518
Dividends, interest and securities lending income receivable		3,993,546
Receivable for shares of Common Stock subscribed		566,868
		549,349,500
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		92,203
Cash overdraft due to Custodian		1,122,748
Payable for investment securities purchased—TBA		39,225,980
Payable for investment securities purchased		14,099,930
TBA sale commitments, at value (proceeds $10,213,155)—Note 4		10,244,957
Liability for securities on loan—Note 1(c)		4,298,190
Payable for shares of Common Stock redeemed		694,461
Directors’ fees and expenses payable		11,161
		69,789,630
Net Assets ($)		479,559,870
Composition of Net Assets ($):
Paid-in capital		556,341,088
Total distributable earnings (loss)		(76,781,218)
Net Assets ($)		479,559,870

Net Asset Value Per Share	Class I	Investor Shares
Net Assets ($)	314,545,644	165,014,226
Shares Outstanding	34,319,873	18,011,283
Net Asset Value Per Share ($)	9.17	9.16
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Interest (net of $442 foreign taxes withheld at source)	19,435,934
Dividends:
Affiliated issuers	994,643
Affiliated income net of rebates from securities lending—Note 1(c)	44,527
Total Income	20,475,104
Expenses:
Management fee—Note 3(a)	767,451
Distribution Plan fees—Note 3(b)	423,085
Directors’ fees—Notes 3(a) and 3(c)	63,000
Loan commitment fees—Note 2	11,997
Total Expenses	1,265,533
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(63,000)
Net Expenses	1,202,533
Net Investment Income	19,272,571
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(8,595,609)
Net realized gain (loss) on TBA sale commitments	(144,577)
Net Realized Gain (Loss)	(8,740,186)
Net change in unrealized appreciation (depreciation) on investments	18,672,216
Net change in unrealized appreciation (depreciation) on TBA sale commitments	(202,940)
Net Change in Unrealized Appreciation (Depreciation)	18,469,276
Net Realized and Unrealized Gain (Loss) on Investments	9,729,090
Net Increase in Net Assets Resulting from Operations	29,001,661
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	19,272,571	20,460,810
Net realized gain (loss) on investments	(8,740,186)	(9,268,243)
Net change in unrealized appreciation (depreciation) on investments	18,469,276	44,269,517
Net Increase (Decrease) in Net Assets Resulting from Operations	29,001,661	55,462,084
Distributions ($):
Distributions to shareholders:
Class I	(13,088,958)	(12,554,952)
Investor Shares	(6,044,475)	(7,726,878)
Total Distributions	(19,133,433)	(20,281,830)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I	84,749,830	104,760,547
Investor Shares	39,866,868	50,452,562
Distributions reinvested:
Class I	11,821,924	11,432,206
Investor Shares	5,508,390	7,504,874
Cost of shares redeemed:
Class I	(136,240,471)	(136,924,628)
Investor Shares	(96,610,661)	(67,163,336)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(90,904,120)	(29,937,775)
Total Increase (Decrease) in Net Assets	(81,035,892)	5,242,479
Net Assets ($):
Beginning of Period	560,595,762	555,353,283
End of Period	479,559,870	560,595,762
Capital Share Transactions (Shares):
Class I
Shares sold	9,461,487	11,650,525
Shares issued for distributions reinvested	1,311,977	1,274,919
Shares redeemed	(15,123,162)	(15,252,859)
Net Increase (Decrease) in Shares Outstanding	(4,349,698)	(2,327,415)
Investor Shares
Shares sold	4,422,055	5,644,122
Shares issued for distributions reinvested	611,681	837,554
Shares redeemed	(10,776,985)	(7,459,839)
Net Increase (Decrease) in Shares Outstanding	(5,743,249)	(978,163)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.98	8.45	8.71	10.70	11.01
Investment Operations:
Net investment income(a)	.35	.33	.29	.21	.19
Net realized and unrealized gain (loss) on investments	.18	.53	(.26 )	(1.88)	(.25 )
Total from Investment Operations	.53	.86	.03	(1.67)	(.06 )
Distributions:
Dividends from net investment income	(.34 )	(.33 )	(.29 )	(.22 )	(.21 )
Dividends from net realized gain on investments	-	-	-	(.10 )	(.04 )
Total Distributions	(.34 )	(.33 )	(.29 )	(.32 )	(.25 )
Net asset value, end of period	9.17	8.98	8.45	8.71	10.70
Total Return (%)	6.10	10.24	.24	(15.94)	(.51 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16	.16	.17	.16	.16
Ratio of net expenses to average net assets(b)	.15	.15	.15	.15	.15
Ratio of net investment income to average net assets(b)	3.85	3.71	3.28	2.15	1.71
Portfolio Turnover Rate(c)	181.20	169.29	160.90	248.23	183.21
Net Assets, end of period ($ x 1,000)	314,546	347,311	346,431	422,862	734,596

(a)	Based on average shares outstanding.
(b)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(c)
The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2025, 2024, 2023, 2022 and 2021 were 106.88%,
108.26%, 95.89%, 143.06% and 145.54%, respectively.

See notes to financial statements.

	Year Ended October 31,
Investor Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.98	8.45	8.71	10.70	11.00
Investment Operations:
Net investment income(a)	.32	.31	.27	.19	.16
Net realized and unrealized gain (loss) on investments	.18	.53	(.26 )	(1.88)	(.24 )
Total from Investment Operations	.50	.84	.01	(1.69)	(.08 )
Distributions:
Dividends from net investment income	(.32 )	(.31 )	(.27 )	(.20 )	(.18 )
Dividends from net realized gain on investments	-	-	-	(.10 )	(.04 )
Total Distributions	(.32 )	(.31 )	(.27 )	(.30 )	(.22 )
Net asset value, end of period	9.16	8.98	8.45	8.71	10.70
Total Return (%)	5.72	9.97	(.02 )	(16.15)	(.67 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41	.41	.42	.41	.41
Ratio of net expenses to average net assets(b)	.40	.40	.40	.40	.40
Ratio of net investment income to average net assets(b)	3.60	3.46	3.05	1.91	1.46
Portfolio Turnover Rate(c)	181.20	169.29	160.90	248.23	183.21
Net Assets, end of period ($ x 1,000)	165,014	213,285	208,922	211,706	277,722

(a)	Based on average shares outstanding.
(b)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(c)
The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2025, 2024, 2023, 2022 and 2021 were 106.88%,
108.26%, 95.89%, 143.06% and 145.54%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Bond Market Index Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the total return of the Bloomberg U.S. Aggregate Bond Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Class I and Investor. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fees. Investor shares are sold primarily to retail investors through financial intermediaries and bear Distribution Plan fees. Differences between the classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

NOTES TO FINANCIAL STATEMENTS (continued)
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,446,302	—	1,446,302
Commercial Mortgage-Backed	—	3,726,956	—	3,726,956
Corporate Bonds and Notes	—	121,774,318	—	121,774,318
Foreign Governmental	—	7,088,636	—	7,088,636
Municipal Securities	—	2,831,157	—	2,831,157
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	3,985,113	—	3,985,113
U.S. Government Agencies Mortgage-Backed	—	126,605,124	—	126,605,124
U.S. Government Agencies Obligations	—	2,907,652	—	2,907,652
U.S. Treasury Securities	—	216,083,399	—	216,083,399
Investment Companies	27,885,250	—	—	27,885,250
	27,885,250	486,448,657	—	514,333,907
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(10,244,957)	—	(10,244,957)
	—	(10,244,957)	—	(10,244,957)

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those

NOTES TO FINANCIAL STATEMENTS (continued)
subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $6,108 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	28,266,206
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(28,266,206)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest

NOTES TO FINANCIAL STATEMENTS (continued)
rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Mortgage-Related Securities Risk: Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and it potential for price declines.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (continued)
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $379,174, accumulated capital losses $56,836,894 and unrealized depreciation $20,323,498.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $22,414,296 of short-term capital losses and $34,422,598 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $19,133,433 and $20,281,830, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .15% of the value of the fund’s average daily net assets. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fee in an amount

NOTES TO FINANCIAL STATEMENTS (continued)
equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2025, fees reimbursed by the Adviser amounted to $63,000.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares. During the period ended October 31, 2025, Investor shares were charged $423,085 pursuant to the Distribution Plan.
Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $61,863, Distribution Plan fees of $35,340, which are offset against an expense reimbursement currently in effect in the amount of $5,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended October 31, 2025, amounted to $945,868,412 and $1,035,275,703, respectively, of which $387,964,817 in purchases and $388,216,378 in sales were from mortgage dollar transactions.
Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.
TBA Securities: During the period ended October 31, 2025, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold-TBA) and TBA sale commitments, at value, respectively.
The fund enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral, if any.” Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	15,939,661	(39,225,980)
Amounts offset in the statement of financial position	-	-
Net amounts presented	15,939,661	(39,225,980)
Financial instruments subject to MSFTA (not offset)	(10,244,957)	33,466,452
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	5,694,704	(5,759,528)
At October 31, 2025, the cost of investments for federal income tax purposes was $524,412,481; accordingly, accumulated net unrealized depreciation on investments was $20,323,531, consisting of $4,585,515 gross unrealized appreciation and $24,909,046 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Bond Market Index Fund and Board of Directors of BNY Mellon Investment Funds IV, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Bond Market Index Fund (the Fund), a series of BNY Mellon Investment Funds IV, Inc., including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
December 22, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 92.69% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code. The fund also hereby reports $.0009 per share as a short-term capital gain distribution paid on December 12, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0310NCSRAR1025

BNY Mellon Institutional S&P 500 Stock Index Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
I	DSPIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Institutional S&P 500 Stock Index Fund
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Shares	Value ($)
Common Stocks — 99.1%
Automobiles & Components — 2.4%
Aptiv PLC(a)	5,753	466,568
Ford Motor Co.	105,212	1,381,433
General Motors Co.	25,511	1,762,555
Tesla, Inc.(a)	74,578	34,049,332
		37,659,888
Banks — 3.4%
Bank of America Corp.	181,104	9,680,009
Citigroup, Inc.	48,925	4,952,678
Citizens Financial Group, Inc.	11,529	586,480
Fifth Third Bancorp(b)	17,566	731,097
Huntington Bancshares, Inc.	38,384	592,649
JPMorgan Chase & Co.	73,080	22,736,649
KeyCorp	23,896	420,331
M&T Bank Corp.	4,113	756,257
Regions Financial Corp.	23,025	557,205
The PNC Financial Services Group, Inc.	10,432	1,904,362
Truist Financial Corp.	34,714	1,549,286
U.S. Bancorp	41,289	1,927,370
Wells Fargo & Co.	85,137	7,404,365
		53,798,738
Capital Goods — 5.9%
3M Co.	14,301	2,381,117
A.O. Smith Corp.	2,902	191,503
Allegion PLC	2,400	397,848
AMETEK, Inc.	6,147	1,242,370
Axon Enterprise, Inc.(a)	2,086	1,527,432
Builders FirstSource, Inc.(a)	3,043	353,505
Carrier Global Corp.	21,384	1,272,134
Caterpillar, Inc.	12,451	7,187,464
Cummins, Inc.	3,614	1,581,776
Deere & Co.	6,652	3,070,763
Dover Corp.	3,782	686,282
Eaton Corp. PLC	10,302	3,930,831
EMCOR Group, Inc.	1,158	782,553
Emerson Electric Co.	14,910	2,080,989
Fastenal Co.	30,102	1,238,697
Fortive Corp.	8,788	442,388
GE Vernova, Inc.	7,231	4,231,147
Generac Holdings, Inc.(a)	1,460	245,309
General Dynamics Corp.	6,711	2,314,624
General Electric Co.	28,183	8,707,138
Honeywell International, Inc.	16,942	3,410,933
Howmet Aerospace, Inc.	10,777	2,219,523
Hubbell, Inc.	1,459	685,730
Huntington Ingalls Industries, Inc.	1,071	344,883
IDEX Corp.	2,089	358,180
Illinois Tool Works, Inc.	7,008	1,709,391
Ingersoll Rand, Inc.	9,671	738,187
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Capital Goods — 5.9% (continued)
Johnson Controls International PLC	17,241	1,972,198
L3Harris Technologies, Inc.	5,038	1,456,486
Lennox International, Inc.	887	447,935
Lockheed Martin Corp.	5,441	2,676,319
Masco Corp.	5,398	349,575
Nordson Corp.	1,436	333,080
Northrop Grumman Corp.	3,569	2,082,333
Otis Worldwide Corp.	10,408	965,446
PACCAR, Inc.	13,722	1,350,245
Parker-Hannifin Corp.	3,383	2,614,484
Pentair PLC	4,218	448,584
Quanta Services, Inc.	3,918	1,759,691
Rockwell Automation, Inc.	3,036	1,118,341
RTX Corp.	35,574	6,349,959
Snap-on, Inc.	1,331	446,617
Stanley Black & Decker, Inc.	4,374	296,207
Textron, Inc.	4,633	374,393
The Boeing Company(a)	20,078	4,036,080
Trane Technologies PLC	5,968	2,677,543
TransDigm Group, Inc.	1,508	1,973,233
United Rentals, Inc.(b)	1,722	1,500,172
W.W. Grainger, Inc.	1,181	1,156,199
Westinghouse Air Brake Technologies Corp.	4,636	947,784
Xylem, Inc.	6,422	968,759
		91,634,360
Commercial & Professional Services — .9%
Automatic Data Processing, Inc.	10,815	2,815,144
Broadridge Financial Solutions, Inc.	3,073	677,289
Cintas Corp.	9,166	1,679,853
Copart, Inc.(a)	23,850	1,025,789
Dayforce, Inc.(a)	4,008	275,510
Equifax, Inc.	3,215	678,687
Jacobs Solutions, Inc.	3,027	471,637
Leidos Holdings, Inc.	3,460	659,026
Paychex, Inc.	8,608	1,007,394
Paycom Software, Inc.(b)	1,436	268,661
Republic Services, Inc.	5,313	1,106,379
Rollins, Inc.	7,599	437,778
Veralto Corp.	6,478	639,249
Verisk Analytics, Inc.	3,721	814,006
Waste Management, Inc.	9,776	1,952,952
		14,509,354
Consumer Discretionary Distribution & Retail — 5.8%
Amazon.com, Inc.(a)	257,929	62,991,420
AutoZone, Inc.(a)	447	1,642,470
Best Buy Co., Inc.	5,255	431,646
eBay, Inc.	12,365	1,005,398
Genuine Parts Co.	3,527	449,022
LKQ Corp.	7,515	240,180
Lowe’s Companies, Inc.	14,851	3,536,469
O’Reilly Automotive, Inc.(a)	22,501	2,124,995
4

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Consumer Discretionary Distribution & Retail — 5.8% (continued)
Pool Corp.	836	223,262
Ross Stores, Inc.	8,674	1,378,472
The Home Depot, Inc.	26,442	10,037,119
The TJX Companies, Inc.	29,831	4,180,516
Tractor Supply Co.	13,974	756,133
Ulta Beauty, Inc.(a)	1,168	607,220
Williams-Sonoma, Inc.(b)	3,174	616,835
		90,221,157
Consumer Durables & Apparel — .5%
D.R. Horton, Inc.	7,518	1,120,783
Deckers Outdoor Corp.(a)	4,157	338,796
Garmin Ltd.	4,285	916,733
Hasbro, Inc.	3,541	270,214
Lennar Corp., Cl. A	5,871	726,654
Lululemon Athletica, Inc.(a),(b)	2,812	479,559
Mohawk Industries, Inc.(a)	1,557	176,937
NIKE, Inc., Cl. B	31,738	2,049,957
NVR, Inc.(a)	77	555,233
PulteGroup, Inc.	5,071	607,861
Ralph Lauren Corp.	1,087	347,470
Tapestry, Inc.	5,489	602,802
		8,192,999
Consumer Services — 1.7%
Airbnb, Inc., Cl. A(a)	11,548	1,461,284
Booking Holdings, Inc.	861	4,371,934
Carnival Corp.(a)	28,939	834,311
Chipotle Mexican Grill, Inc.(a)	35,619	1,128,766
Darden Restaurants, Inc.	2,998	540,090
Domino’s Pizza, Inc.	832	331,519
DoorDash, Inc., Cl. A(a)	9,755	2,481,379
Expedia Group, Inc.	3,124	687,280
Hilton Worldwide Holdings, Inc.	6,157	1,582,103
Las Vegas Sands Corp.	8,302	492,724
Marriott International, Inc., Cl. A	5,936	1,546,803
McDonald’s Corp.	18,965	5,659,725
MGM Resorts International(a)	5,874	188,144
Norwegian Cruise Line Holdings Ltd.(a)	12,084	270,923
Royal Caribbean Cruises Ltd.	6,695	1,920,327
Starbucks Corp.	30,467	2,463,866
Wynn Resorts Ltd.(b)	2,393	284,743
Yum! Brands, Inc.	7,369	1,018,470
		27,264,391
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	11,786	10,742,350
Dollar General Corp.	5,767	568,972
Dollar Tree, Inc.(a),(b)	5,045	500,060
Sysco Corp.	12,589	935,111
Target Corp.	12,140	1,125,621
The Kroger Company	16,355	1,040,669
Walmart, Inc.	116,651	11,802,748
		26,715,531
5

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Energy — 2.8%
APA Corp.(b)	9,265	209,852
Baker Hughes Co.	26,540	1,284,801
Chevron Corp.	51,148	8,067,063
ConocoPhillips	33,346	2,963,126
Coterra Energy, Inc.	20,953	495,748
Devon Energy Corp.	16,762	544,597
Diamondback Energy, Inc.	5,048	722,823
EOG Resources, Inc.	14,767	1,562,939
EQT Corp.	16,600	889,428
Expand Energy Corp.	6,147	635,047
Exxon Mobil Corp.	113,303	12,957,331
Halliburton Co.	22,416	601,646
Kinder Morgan, Inc.	52,133	1,365,363
Marathon Petroleum Corp.	8,154	1,589,296
Occidental Petroleum Corp.	18,652	768,462
ONEOK, Inc.	16,741	1,121,647
Phillips 66	10,702	1,456,970
SLB Ltd.	39,192	1,413,264
Targa Resources Corp.	5,618	865,397
Texas Pacific Land Corp.	513	483,954
The Williams Companies, Inc.	32,343	1,871,690
Valero Energy Corp.	8,181	1,387,170
		43,257,614
Equity Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.(c)	4,200	244,524
American Tower Corp.(c)	12,424	2,223,647
AvalonBay Communities, Inc.(c)	3,717	646,461
BXP, Inc.(b),(c)	3,763	267,888
Camden Property Trust(c)	2,890	287,497
Crown Castle, Inc.(c)	11,679	1,053,679
Digital Realty Trust, Inc.(c)	8,612	1,467,571
Equinix, Inc.(c)	2,608	2,206,394
Equity Residential(c)	9,410	559,330
Essex Property Trust, Inc.(c)	1,766	444,626
Extra Space Storage, Inc.(c)	5,563	742,883
Federal Realty Investment Trust(c)	2,263	217,678
Healthpeak Properties, Inc.(c)	17,606	316,028
Host Hotels & Resorts, Inc.(c)	15,713	251,722
Invitation Homes, Inc.(c)	15,297	430,611
Iron Mountain, Inc.(c)	7,825	805,584
Kimco Realty Corp.(c)	17,087	353,017
Mid-America Apartment Communities, Inc.(c)	3,286	421,364
Prologis, Inc.(c)	24,665	3,060,680
Public Storage(c)	4,219	1,175,245
Realty Income Corp.(c)	24,374	1,413,205
Regency Centers Corp.(c)	4,051	279,316
SBA Communications Corp.(c)	2,879	551,271
Simon Property Group, Inc.(c)	8,683	1,526,124
UDR, Inc.(b),(c)	8,026	270,396
Ventas, Inc.(c)	12,084	891,678
VICI Properties, Inc.(c)	28,097	842,629
6

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Equity Real Estate Investment Trusts — 1.7% (continued)
Welltower, Inc.(c)	17,775	3,217,986
Weyerhaeuser Co.(c)	18,275	420,325
		26,589,359
Financial Services — 7.6%
American Express Co.	14,426	5,203,891
Ameriprise Financial, Inc.	2,463	1,115,172
Apollo Global Management, Inc.	12,106	1,504,897
Berkshire Hathaway, Inc., Cl. B(a)	48,735	23,272,912
Blackrock, Inc.	3,853	4,172,067
Blackstone, Inc.	19,718	2,891,447
Block, Inc.(a)	14,371	1,091,334
Capital One Financial Corp.	16,906	3,719,151
Cboe Global Markets, Inc.	2,792	685,827
CME Group, Inc.	9,598	2,548,173
Coinbase Global, Inc., Cl. A(a)	6,059	2,082,963
Corpay, Inc.(a)	1,954	508,724
FactSet Research Systems, Inc.	1,027	274,004
Fidelity National Information Services, Inc.	13,938	871,404
Fiserv, Inc.(a)	14,475	965,338
Franklin Resources, Inc.	8,175	184,837
Global Payments, Inc.	6,271	487,633
Interactive Brokers Group, Inc., Cl. A	12,154	855,155
Intercontinental Exchange, Inc.	15,196	2,223,023
Invesco Ltd.	11,303	267,881
Jack Henry & Associates, Inc.	1,866	277,922
KKR & Co., Inc.	18,144	2,146,979
Mastercard, Inc., Cl. A	21,939	12,110,109
Moody’s Corp.	4,093	1,965,868
Morgan Stanley	32,243	5,287,852
MSCI, Inc.	2,086	1,227,715
Nasdaq, Inc.	12,162	1,039,729
Northern Trust Corp.	5,059	650,942
PayPal Holdings, Inc.(a)	25,301	1,752,600
Raymond James Financial, Inc.	4,737	751,620
Robinhood Markets, Inc., Cl. A(a)	20,569	3,019,118
S&P Global, Inc.	8,305	4,046,279
State Street Corp.	7,607	879,826
Synchrony Financial	10,021	745,362
T. Rowe Price Group, Inc.	5,700	584,421
The Bank of New York Mellon Corp.	18,879	2,037,610
The Charles Schwab Corp.	45,325	4,284,119
The Goldman Sachs Group, Inc.	8,045	6,350,482
Visa, Inc., Cl. A	45,145	15,382,707
		119,467,093
Food, Beverage & Tobacco — 2.0%
Altria Group, Inc.	44,646	2,517,142
Archer-Daniels-Midland Co.	12,569	760,802
Brown-Forman Corp., Cl. B(b)	5,171	140,806
Bunge Global SA	3,894	368,372
Conagra Brands, Inc.	12,793	219,912
Constellation Brands, Inc., Cl. A(b)	3,778	496,354
7

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Food, Beverage & Tobacco — 2.0% (continued)
General Mills, Inc.	14,499	675,798
Hormel Foods Corp.	6,499	140,313
Kellanova	7,404	614,976
Keurig Dr. Pepper, Inc.	36,523	991,965
Lamb Weston Holdings, Inc.	3,214	198,400
McCormick & Co., Inc.	7,103	455,728
Molson Coors Beverage Co., Cl. B	4,032	176,279
Mondelez International, Inc., Cl. A	34,657	1,991,391
Monster Beverage Corp.(a)	19,106	1,276,854
PepsiCo, Inc.	36,386	5,315,631
Philip Morris International, Inc.	41,369	5,970,788
The Campbell’s Company(b)	5,361	161,527
The Coca-Cola Company	102,940	7,092,566
The Hershey Company	3,925	665,798
The J.M. Smucker Company	2,869	297,085
The Kraft Heinz Company	22,807	564,017
Tyson Foods, Inc., Cl. A	7,809	401,461
		31,493,965
Health Care Equipment & Services — 3.6%
Abbott Laboratories	46,256	5,718,167
Align Technology, Inc.(a)	1,639	225,985
Baxter International, Inc.	14,147	261,295
Becton Dickinson & Co.	7,506	1,341,397
Boston Scientific Corp.(a)	39,237	3,951,951
Cardinal Health, Inc.	6,382	1,217,494
Cencora, Inc.	5,134	1,734,316
Centene Corp.(a)	12,321	435,794
CVS Health Corp.	33,503	2,618,259
DaVita, Inc.(a)	917	109,141
Dexcom, Inc.(a)	10,099	587,964
Edwards Lifesciences Corp.(a)	15,735	1,297,351
Elevance Health, Inc.	6,014	1,907,641
GE HealthCare Technologies, Inc.	12,047	902,923
HCA Healthcare, Inc.	4,352	2,000,527
Henry Schein, Inc.(a)	2,517	159,074
Hologic, Inc.(a)	6,106	451,294
Humana, Inc.	3,263	907,734
IDEXX Laboratories, Inc.(a)	2,111	1,328,896
Insulet Corp.(a)	1,946	609,117
Intuitive Surgical, Inc.(a)	9,513	5,082,606
Labcorp Holdings, Inc.	2,140	543,474
McKesson Corp.	3,306	2,682,290
Medtronic PLC	34,244	3,105,931
Molina Healthcare, Inc.(a)	1,545	236,478
Quest Diagnostics, Inc.	2,889	508,320
ResMed, Inc.	3,905	964,066
Solventum Corp.(a)	4,129	285,066
STERIS PLC	2,622	618,005
Stryker Corp.	9,205	3,279,189
The Cigna Group	7,116	1,739,222
The Cooper Companies, Inc.(a)	5,159	360,666
8

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Health Care Equipment & Services — 3.6% (continued)
UnitedHealth Group, Inc.	24,070	8,221,349
Universal Health Services, Inc., Cl. B	1,554	337,234
Zimmer Biomet Holdings, Inc.	5,353	538,298
		56,268,514
Household & Personal Products — .9%
Church & Dwight Co., Inc.	6,367	558,322
Colgate-Palmolive Co.	21,327	1,643,245
Kenvue, Inc.	50,887	731,246
Kimberly-Clark Corp.	8,912	1,066,856
The Clorox Company	3,377	379,777
The Estee Lauder Companies, Inc., Cl. A	5,979	578,110
The Procter & Gamble Company	62,253	9,360,984
		14,318,540
Insurance — 1.7%
Aflac, Inc.	12,640	1,354,881
American International Group, Inc.	14,882	1,175,083
Aon PLC, Cl. A	5,698	1,941,195
Arch Capital Group Ltd.	9,927	856,799
Arthur J. Gallagher & Co.	6,865	1,712,749
Assurant, Inc.	1,276	270,155
Brown & Brown, Inc.	7,834	624,683
Chubb Ltd.	9,787	2,710,412
Cincinnati Financial Corp.	4,302	665,046
Erie Indemnity Co., Cl. A	722	211,286
Everest Group Ltd.	1,169	367,674
Globe Life, Inc.	2,106	276,960
Loews Corp.	4,426	440,652
Marsh & McLennan Cos., Inc.	13,080	2,330,202
MetLife, Inc.	14,589	1,164,494
Principal Financial Group, Inc.	5,667	476,255
Prudential Financial, Inc.	9,164	953,056
The Allstate Corp.	6,939	1,328,957
The Hartford Insurance Group, Inc.	7,563	939,173
The Progressive Corp.	15,549	3,203,094
The Travelers Companies, Inc.	5,993	1,609,840
W. R. Berkley Corp.	8,208	585,559
Willis Towers Watson PLC	2,558	800,910
		25,999,115
Materials — 1.7%
Air Products and Chemicals, Inc.	6,004	1,456,510
Albemarle Corp.	2,992	293,904
Amcor PLC	60,714	479,641
Avery Dennison Corp.	1,970	344,533
Ball Corp.	6,872	322,984
CF Industries Holdings, Inc.	4,546	378,636
Corteva, Inc.	18,345	1,127,117
Dow, Inc.	19,812	472,516
DuPont de Nemours, Inc.	11,255	918,971
Eastman Chemical Co.	2,800	166,656
Ecolab, Inc.	6,853	1,757,109
Freeport-McMoRan, Inc.	37,804	1,576,427
9

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Materials — 1.7% (continued)
International Flavors & Fragrances, Inc.(a)	6,579	414,280
International Paper Co.	14,429	557,537
Linde PLC	12,462	5,212,855
LyondellBasell Industries NV, Cl. A	7,025	326,100
Martin Marietta Materials, Inc.	1,612	988,317
Newmont Corp.	29,193	2,363,757
Nucor Corp.	6,209	931,660
Packaging Corp. of America	2,359	461,798
PPG Industries, Inc.	5,801	567,048
Smurfit WestRock PLC	13,835	510,788
Solstice Advanced Materials, Inc.(a)	4,236	190,894
Steel Dynamics, Inc.	3,557	557,738
The Mosaic Company	8,539	234,395
The Sherwin-Williams Company	6,155	2,123,106
Vulcan Materials Co.	3,552	1,028,304
		25,763,581
Media & Entertainment — 9.2%
Alphabet, Inc., Cl. A(a)	154,597	43,471,130
Alphabet, Inc., Cl. C	124,108	34,976,117
Charter Communications, Inc., Cl. A(a),(b)	2,571	601,203
Comcast Corp., Cl. A	97,356	2,709,904
Electronic Arts, Inc.	6,007	1,201,760
Fox Corp., Cl. A(b)	4,637	299,782
Fox Corp., Cl. B	4,024	235,042
Live Nation Entertainment, Inc.(a),(b)	4,318	645,670
Match Group, Inc.	5,714	184,791
Meta Platforms, Inc., Cl. A	57,644	37,373,487
Netflix, Inc.(a)	11,293	12,635,286
News Corp., Cl. A	8,970	237,705
News Corp., Cl. B(b)	3,394	103,415
Omnicom Group, Inc.(b)	5,448	408,709
Paramount Skydance Corp., Cl. B(b)	8,807	135,540
Take-Two Interactive Software, Inc.(a)	4,702	1,205,452
The Interpublic Group of Companies, Inc.	9,789	251,186
The Trade Desk, Inc., Cl. A(a)	11,713	588,930
The Walt Disney Company	47,783	5,381,321
TKO Group Holdings, Inc.	1,838	346,279
Warner Bros Discovery, Inc.(a)	65,220	1,464,189
		144,456,898
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AbbVie, Inc.	46,949	10,236,760
Agilent Technologies, Inc.	7,622	1,115,556
Amgen, Inc.	14,299	4,267,251
Biogen, Inc.(a)	3,803	586,689
Bio-Techne Corp.(b)	3,749	234,575
Bristol-Myers Squibb Co.	53,930	2,484,555
Charles River Laboratories International, Inc.(a)	1,361	245,075
Danaher Corp.	17,049	3,672,014
Eli Lilly & Co.	21,129	18,231,369
Gilead Sciences, Inc.	32,977	3,950,315
Incyte Corp.(a)	4,629	432,719
10

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.3% (continued)
IQVIA Holdings, Inc.(a)	4,449	963,030
Johnson & Johnson	64,006	12,088,813
Merck & Co., Inc.	66,383	5,707,610
Mettler-Toledo International, Inc.(a)	549	777,543
Moderna, Inc.(a),(b)	9,624	261,388
Pfizer, Inc.	150,768	3,716,431
Regeneron Pharmaceuticals, Inc.	2,681	1,747,476
Revvity, Inc.	3,218	301,173
Thermo Fisher Scientific, Inc.	10,036	5,694,326
Vertex Pharmaceuticals, Inc.(a)	6,814	2,899,834
Viatris, Inc.	30,456	315,524
Waters Corp.(a)	1,557	544,327
West Pharmaceutical Services, Inc.	1,857	523,804
Zoetis, Inc.	11,697	1,685,421
		82,683,578
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	7,917	1,206,788
CoStar Group, Inc.(a)	11,250	774,113
		1,980,901
Semiconductors & Semiconductor Equipment — 14.9%
Advanced Micro Devices, Inc.(a)	43,130	11,046,456
Analog Devices, Inc.	13,075	3,061,250
Applied Materials, Inc.	21,327	4,971,324
Broadcom, Inc.	125,003	46,204,859
First Solar, Inc.(a)	2,909	776,528
Intel Corp.(a)	116,326	4,651,877
KLA Corp.	3,499	4,229,381
Lam Research Corp.	33,636	5,296,324
Microchip Technology, Inc.	14,605	911,644
Micron Technology, Inc.	29,743	6,655,591
Monolithic Power Systems, Inc.	1,287	1,293,435
NVIDIA Corp.	648,473	131,309,298
NXP Semiconductors NV	6,629	1,386,256
ON Semiconductor Corp.(a)	11,053	553,534
QUALCOMM, Inc.	28,664	5,185,318
Skyworks Solutions, Inc.	3,871	300,854
Teradyne, Inc.	4,158	755,758
Texas Instruments, Inc.	24,145	3,898,452
		232,488,139
Software & Services — 12.0%
Accenture PLC, Cl. A	16,519	4,131,402
Adobe, Inc.(a)	11,274	3,836,655
Akamai Technologies, Inc.(a)	3,612	271,261
AppLovin Corp., Cl. A(a)	7,192	4,583,677
Autodesk, Inc.(a)	5,724	1,724,870
Cadence Design Systems, Inc.(a)	7,220	2,445,342
Cognizant Technology Solutions Corp., Cl. A	13,070	952,542
CrowdStrike Holdings, Inc., Cl. A(a)	6,624	3,596,898
Datadog, Inc., Cl. A(a)	8,486	1,381,606
EPAM Systems, Inc.(a)	1,501	245,473
Fair Isaac Corp.(a)	650	1,078,694
11

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Software & Services — 12.0% (continued)
Fortinet, Inc.(a)	17,409	1,504,660
Gartner, Inc.(a)	2,006	498,170
Gen Digital, Inc.	15,074	397,351
GoDaddy, Inc., Cl. A(a)	3,535	470,615
International Business Machines Corp.	24,757	7,610,549
Intuit, Inc.	7,414	4,949,216
Microsoft Corp.	197,549	102,292,848
Oracle Corp.	44,043	11,566,132
Palantir Technologies, Inc., Cl. A(a)	60,442	12,116,808
Palo Alto Networks, Inc.(a),(b)	17,720	3,902,653
PTC, Inc.(a)	3,288	652,799
Roper Technologies, Inc.	2,864	1,277,774
Salesforce, Inc.	25,407	6,616,237
ServiceNow, Inc.(a)	5,528	5,081,780
Synopsys, Inc.(a)	4,944	2,243,686
Tyler Technologies, Inc.(a)	1,128	537,221
VeriSign, Inc.	2,255	540,749
Workday, Inc., Cl. A(a)	5,707	1,369,223
		187,876,891
Technology Hardware & Equipment — 8.9%
Amphenol Corp., Cl. A	32,616	4,544,713
Apple, Inc.	394,409	106,636,361
Arista Networks, Inc.(a)	27,340	4,311,245
CDW Corp.	3,367	536,599
Cisco Systems, Inc.	105,244	7,694,389
Corning, Inc.	20,933	1,864,712
Dell Technologies, Inc., Cl. C	8,040	1,302,560
F5, Inc.(a),(b)	1,492	377,551
Hewlett Packard Enterprise Co.	34,533	843,296
HP, Inc.	24,442	676,310
Jabil, Inc.	2,814	621,584
Keysight Technologies, Inc.(a)	4,556	833,566
Motorola Solutions, Inc.	4,436	1,804,165
NetApp, Inc.	5,461	643,196
Seagate Technology Holdings PLC	5,667	1,450,072
Super Micro Computer, Inc.(a)	13,252	688,574
TE Connectivity PLC	7,806	1,928,160
Teledyne Technologies, Inc.(a)	1,229	647,462
Trimble, Inc.(a)	6,621	528,025
Western Digital Corp.	9,337	1,402,511
Zebra Technologies Corp., Cl. A(a)	1,312	353,256
		139,688,307
Telecommunication Services — .8%
AT&T, Inc.	190,034	4,703,341
T-Mobile US, Inc.	12,861	2,701,453
Verizon Communications, Inc.	112,005	4,451,079
		11,855,873
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	3,246	499,852
CSX Corp.	49,167	1,770,995
Delta Air Lines, Inc.	17,301	992,731
12

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Transportation — 1.3% (continued)
Expeditors International of Washington, Inc.	3,407	415,313
FedEx Corp.	5,801	1,472,410
J.B. Hunt Transport Services, Inc.	2,098	354,268
Norfolk Southern Corp.	6,026	1,707,648
Old Dominion Freight Line, Inc.	5,003	702,521
Southwest Airlines Co.(b)	14,306	433,472
Uber Technologies, Inc.(a)	55,424	5,348,416
Union Pacific Corp.	15,716	3,463,335
United Airlines Holdings, Inc.(a)	8,588	807,616
United Parcel Service, Inc., Cl. B	19,418	1,872,284
		19,840,861
Utilities — 2.3%
Alliant Energy Corp.	7,110	475,090
Ameren Corp.	7,264	741,073
American Electric Power Co., Inc.	14,165	1,703,483
American Water Works Co., Inc.	5,072	651,397
Atmos Energy Corp.	4,161	714,527
CenterPoint Energy, Inc.	16,959	648,512
CMS Energy Corp.	7,704	566,629
Consolidated Edison, Inc.	9,775	952,183
Constellation Energy Corp.	8,318	3,135,886
Dominion Energy, Inc.(b)	22,294	1,308,435
DTE Energy Co.	5,406	732,729
Duke Energy Corp.	20,591	2,559,461
Edison International	10,530	583,152
Entergy Corp.	11,618	1,116,374
Evergy, Inc.	6,369	489,203
Eversource Energy	9,688	715,071
Exelon Corp.	27,159	1,252,573
FirstEnergy Corp.	13,697	627,734
NextEra Energy, Inc.	54,683	4,451,196
NiSource, Inc.	12,820	539,850
NRG Energy, Inc.	5,245	901,406
PG&E Corp.	58,044	926,382
Pinnacle West Capital Corp.(b)	3,413	302,119
PPL Corp.(b)	20,248	739,457
Public Service Enterprise Group, Inc.	13,311	1,072,334
Sempra	17,502	1,609,134
The AES Corp.	19,483	270,229
The Southern Company	29,331	2,758,287
Vistra Corp.	8,520	1,604,316
WEC Energy Group, Inc.	8,453	944,454
Xcel Energy, Inc.	15,422	1,251,804
		36,344,480
Total Common Stocks (cost $262,326,698)		1,550,370,127

13

SCHEDULE OF INVESTMENTS (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $14,623,941)	4.22	14,623,941	14,623,941
Total Investments (cost $276,950,639)		100.0%	1,564,994,068
Cash and Receivables (Net)		.0%	431,214
Net Assets		100.0%	1,565,425,282

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $14,931,405 and the value of the collateral was
$15,521,309, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	10,673,495	418,239,604	(414,289,158)	14,623,941	710,811
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	1,108,744	(1,108,744)	-	1,824††
Total - .9%	10,673,495	419,348,348	(415,397,902)	14,623,941	712,635

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	47	12/19/2025	15,498,028	16,153,900	655,872
Gross Unrealized Appreciation					655,872
See notes to financial statements.
14

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $14,931,405)—Note 1(c):
Unaffiliated issuers	262,326,698	1,550,370,127
Affiliated issuers	14,623,941	14,623,941
Cash collateral held by broker—Note 4		1,062,000
Dividends and securities lending income receivable		776,084
Receivable for shares of Common Stock subscribed		188,375
Receivable for futures variation margin—Note 4		44,986
		1,567,065,513
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc.—Note 3(b)		247,790
Payable for shares of Common Stock redeemed		1,363,731
Directors’ fees and expenses payable		27,275
Interest payable—Note 2		1,435
		1,640,231
Net Assets ($)		1,565,425,282
Composition of Net Assets ($):
Paid-in capital		(95,601,394)
Total distributable earnings (loss)		1,661,026,676
Net Assets ($)		1,565,425,282
Shares Outstanding
(150 million shares of $.001 par value Common Stock authorized)		26,339,042
Net Asset Value Per Share ($)		59.43
See notes to financial statements.
15

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $4,828 foreign taxes withheld at source):
Unaffiliated issuers	20,657,473
Affiliated issuers	710,811
Interest	8,748
Affiliated income net of rebates from securities lending—Note 1(c)	1,824
Total Income	21,378,856
Expenses:
Management fee—Note 3(a)	3,205,645
Directors’ fees—Notes 3(a) and 3(c)	199,100
Loan commitment fees—Note 2	39,683
Interest expense—Note 2	1,724
Total Expenses	3,446,152
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(199,100)
Net Expenses	3,247,052
Net Investment Income	18,131,804
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	438,128,740
Net realized gain (loss) on futures	3,399,267
Net Realized Gain (Loss)	441,528,007
Net change in unrealized appreciation (depreciation) on investments	(158,303,083)
Net change in unrealized appreciation (depreciation) on futures	705,792
Net Change in Unrealized Appreciation (Depreciation)	(157,597,291)
Net Realized and Unrealized Gain (Loss) on Investments	283,930,716
Net Increase in Net Assets Resulting from Operations	302,062,520
See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	18,131,804	23,788,221
Net realized gain (loss) on investments	441,528,007	446,521,990
Net change in unrealized appreciation (depreciation) on investments	(157,597,291)	120,436,485
Net Increase (Decrease) in Net Assets Resulting from Operations	302,062,520	590,746,696
Distributions ($):
Distributions to shareholders	(398,984,883)	(423,200,340)
Capital Stock Transactions ($):
Net proceeds from shares sold	104,173,607	103,935,582
Distributions reinvested	331,844,128	337,164,778
Cost of shares redeemed	(584,766,690)	(601,553,336)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(148,748,955)	(160,452,976)
Total Increase (Decrease) in Net Assets	(245,671,318)	7,093,380
Net Assets ($):
Beginning of Period	1,811,096,600	1,804,003,220
End of Period	1,565,425,282	1,811,096,600
Capital Share Transactions (Shares):
Shares sold	1,935,727	1,801,707
Shares issued for distributions reinvested	6,396,458	6,464,382
Shares redeemed	(10,912,375)	(10,428,670)
Net Increase (Decrease) in Shares Outstanding	(2,580,190)	(2,162,581)
See notes to financial statements.
17

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	62.63	58.04	62.55	83.14	60.98
Investment Operations:
Net investment income(a)	.62	.76	.88	.93	.94
Net realized and unrealized gain (loss) on investments	10.43	18.10	4.28	(11.62)	24.32
Total from Investment Operations	11.05	18.86	5.16	(10.69)	25.26
Distributions:
Dividends from net investment income	(.70 )	(.84 )	(.92 )	(.98 )	(.97 )
Dividends from net realized gain on investments	(13.55)	(13.43)	(8.75)	(8.92)	(2.13)
Total Distributions	(14.25)	(14.27)	(9.67)	(9.90)	(3.10)
Net asset value, end of period	59.43	62.63	58.04	62.55	83.14
Total Return (%)	21.18	37.72	9.87	(14.78)	42.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.22	.22	.22	.23	.21
Ratio of net expenses to average net assets(b)	.20	.20	.21	.22	.20
Ratio of net investment income to average net assets(b)	1.13	1.30	1.50	1.34	1.27
Portfolio Turnover Rate	2.69	2.44	1.85	1.84	3.27
Net Assets, end of period ($ x 1,000)	1,565,425	1,811,097	1,804,003	2,301,210	3,274,123

(a)	Based on average shares outstanding.
(b)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Institutional S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Service Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
19

NOTES TO FINANCIAL STATEMENTS (continued)
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,550,370,127	—	—	1,550,370,127
Investment Companies	14,623,941	—	—	14,623,941
	1,564,994,068	—	—	1,564,994,068
Other Financial Instruments:
Futures††	655,872	—	—	655,872
	655,872	—	—	655,872

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government
20

NOTES TO FINANCIAL STATEMENTS (continued)
and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $248 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	14,931,405
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(14,931,405)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
21

NOTES TO FINANCIAL STATEMENTS (continued)
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $5,920,549, undistributed capital gains $369,282,349 and unrealized appreciation $1,285,823,778.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $22,223,245 and $25,499,781, and long-term capital gains $376,761,638 and $397,700,559, respectively.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $70,399,846 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2025, the fund was charged $1,724 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2025 was approximately $33,699 with a related weighted average annualized interest rate of 5.12%. As of October 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .20% of the value of the fund’s average daily net assets. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fee in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of
22

NOTES TO FINANCIAL STATEMENTS (continued)
independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2025, fees reimbursed by the Adviser amounted to $199,100.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc.” in the Statement of Assets and Liabilities consist of: Management fee of $263,290, which are offset against an expense reimbursement currently in effect in the amount of $15,500.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2025, amounted to $43,010,797 and $573,760,537, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended October 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	655,872 (1)	Equity Risk	-
Gross fair value of derivative contracts	655,872		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	3,399,267	3,399,267
Total	3,399,267	3,399,267
23

NOTES TO FINANCIAL STATEMENTS (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	705,792	705,792
Total	705,792	705,792

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	16,805,069
At October 31, 2025, the cost of investments for federal income tax purposes was $279,162,965; accordingly, accumulated net unrealized appreciation on investments was $1,285,831,103, consisting of $1,299,917,434 gross unrealized appreciation and $14,086,331 gross unrealized depreciation.
NOTE 5—
Subsequent Event:
Effective November 14, 2025, the fund may operate as a non-diversified fund, as defined under the Act, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Institutional S&P 500 Stock Index Fund and Board of Directors of BNY Mellon Investment Funds IV, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Institutional S&P 500 Stock Index Fund (the Fund), a series of BNY Mellon Investment Funds IV, Inc., including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
December 22, 2025
25

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable, but not less than $21,806,761 as ordinary income dividends paid during the year ended October 31, 2025 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 93.83% of ordinary income dividends paid during the year ended October 31, 2025 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. The fund also hereby reports $13.4705 per share as a long-term capital gain distribution and $.0753 per share as a short-term capital gain distribution paid on December 23, 2024.
26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
27

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
28

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.
29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
30

© 2025 BNY Mellon Securities Corporation
Code-0713NCSRAR1025

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 28, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 26, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)